JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.4%
Aerospace & Defense — 0.4%
ATI, Inc. 5.88%, 12/1/2027	6,088	6,088
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	381	389
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	655
3.00%, 9/15/2050 (a)	1,494	947
Boeing Co. (The)
6.30%, 5/1/2029	4,760	5,007
6.39%, 5/1/2031	2,690	2,870
5.93%, 5/1/2060	8,800	8,147
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	5,515	5,511
8.75%, 11/15/2030 (a)	1,750	1,878
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	657
4.13%, 4/15/2029 (a)	1,633	1,565
ICITII 6.00%, 1/31/2033 ‡ (a)	2,364	1,892
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,062
Leidos, Inc. 5.40%, 3/15/2032	13,163	13,258
Lockheed Martin Corp. 4.70%, 12/15/2031	15,540	15,620
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,172
RTX Corp.
5.15%, 2/27/2033	3,712	3,737
4.50%, 6/1/2042	3,088	2,671
5.38%, 2/27/2053	1,882	1,750
6.40%, 3/15/2054	6,210	6,625
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,690	2,864
TransDigm, Inc.
6.38%, 3/1/2029 (a)	2,714	2,758
6.88%, 12/15/2030 (a)	5,560	5,734
6.63%, 3/1/2032 (a)	3,712	3,792
		98,649
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	2,442	2,496
7.50%, 2/15/2033 (a)	1,842	1,828
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	239
5.88%, 6/1/2029 (a)	3,519	3,533
3.75%, 1/30/2031 (a)	2,873	2,608
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	2,146	2,136
6.88%, 7/1/2028	1,379	1,367
Clarios Global LP
6.25%, 5/15/2026 (a)	1,061	1,061
6.75%, 5/15/2028 (a)	688	701
6.75%, 2/15/2030 (a)	1,178	1,200

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	6,722	7,049
5.63% (Cash), 5/15/2027 (a) (b)	4,777	4,043
Dana, Inc. 5.63%, 6/15/2028	1,903	1,894
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,990	1,906
5.25%, 4/30/2031	3,270	3,054
5.25%, 7/15/2031	3,898	3,637
		38,752
Automobiles — 0.3%
Ford Motor Co. 9.63%, 4/22/2030	3,537	4,013
Hyundai Capital America
1.80%, 10/15/2025 (a)	3,990	3,944
1.50%, 6/15/2026 (a)	3,398	3,281
3.00%, 2/10/2027 (a)	3,883	3,768
2.38%, 10/15/2027 (a)	1,088	1,025
4.88%, 11/1/2027 (a)	4,410	4,404
5.30%, 6/24/2029 (a)	3,590	3,625
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	11,216	11,212
4.75%, 11/13/2028 (a)	9,214	9,123
5.35%, 3/27/2030 (a)	18,911	18,954
		63,349
Banks — 7.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (c)	5,000	5,031
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	14,600	14,699
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	6,900	6,365
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	5,000	4,339
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	5,408	5,688
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	2,205	2,224
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (c)	1,400	1,421
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	397	363
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	4,000	3,958
5.38%, 3/13/2029	24,600	25,184
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	2,450	2,460
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (c)	2,850	2,674
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	3,000	2,884
5.59%, 8/8/2028	23,000	23,643
5.44%, 7/15/2031	2,600	2,670
6.94%, 11/7/2033	3,600	4,011

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	8,252	8,136
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	3,083	3,012
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	8,019	7,937
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	971	955
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	3,223	3,337
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	266	261
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	2,369	2,407
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	12,355	11,469
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	22,241	23,042
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (c)	11,190	10,913
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (d) (e)	8,600	8,736
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (c)	16,910	17,161
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	13,198	11,903
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	14,562	12,606
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	7,165	6,168
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	4,854	4,297
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	724	639
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	21,357	18,324
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	16,731	16,228
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	10,662	10,774
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	10,000	9,799
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	19,833	19,990
6.98%, 3/7/2037	1,457	1,588
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	1,491	1,266
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	8,412	5,865
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (c)	3,398	2,624
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	4,145	4,233
Bank of Montreal (Canada)
(SOFR + 1.25%), 4.64%, 9/10/2030 (c)	5,946	5,941
5.51%, 6/4/2031	3,500	3,618
Bank of New Zealand (New Zealand)
2.29%, 1/27/2027 (a)	889	860
5.08%, 1/30/2029 (a)	1,340	1,364
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (c)	7,050	6,971
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	6,030	5,798
5.79%, 7/13/2028 (a)	6,790	7,002
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	26,660	26,614
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	17,880	19,993
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (c)	558	558
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	442	433
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	1,000	935
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (c) (d) (e) (f)	3,800	3,953
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	832	764

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	21,495	21,762
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (c)	4,215	4,295
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (c)	9,680	9,915
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (c)	2,128	1,859
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	36,955	36,743
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	3,190	3,210
4.75%, 7/19/2027 (a)	1,625	1,633
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	6,380	6,523
5.13%, 1/18/2028 (a)	17,959	18,184
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	10,690	11,247
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	2,015	1,711
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	6,550	5,620
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	11,360	12,305
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (c)	8,035	8,136
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	6,090	6,322
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	3,445	3,524
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	1,540	1,576
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	4,300	4,277
Citibank NA
5.80%, 9/29/2028	4,000	4,163
4.84%, 8/6/2029	4,843	4,902
Citigroup, Inc.
6.88%, 6/1/2025	627	627
4.30%, 11/20/2026	2,427	2,415
6.63%, 1/15/2028	814	858
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	780	763
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	6,742	6,559
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (d) (e)	19,925	20,148
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	12,100	12,255
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (d) (e)	14,790	14,631
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (d) (e)	8,296	8,367
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	3,495	3,395
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	53,407	52,750
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	16,707	16,336
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	4,854	4,348
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	18,009	15,730
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	2,345	2,018
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	10,460	11,097
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	23,450	23,390
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	3,000	2,959
(SOFR + 4.55%), 5.32%, 3/26/2041 (c)	6,796	6,481
Credit Agricole SA (France)
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	3,030	3,017
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	12,130	12,683
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	13,215	13,425

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	2,560	2,638
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	6,157	6,090
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	3,590	3,551
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (c)	1,115	1,057
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	12,100	12,154
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	4,886	4,976
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	1,333	1,330
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	16,045	16,244
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	11,902	12,025
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	28,997	27,259
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	28,351	27,338
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 7.05%, 6/5/2030 (c) (d) (e)	14,010	14,128
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	32,560	32,883
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	4,520	4,531
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	9,495	9,739
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	5,629	4,925
(SOFR + 4.25%), 8.11%, 11/3/2033 (c)	1,250	1,428
(SOFR + 1.90%), 5.87%, 11/18/2035 (c)	15,030	14,894
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	14,184	14,270
Intesa Sanpaolo SpA (Italy)
7.20%, 11/28/2033 (a)	11,840	13,073
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	15,549	12,254
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	7,455	7,481
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	12,620	12,593
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	7,090	6,769
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	6,221	6,528
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	3,060	2,973
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,110	1,123
4.38%, 3/22/2028	633	629
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (c)	7,000	6,813
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	1,205	1,218
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	3,760	3,631
3.20%, 7/18/2029	2,605	2,465
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	2,070	2,126
3.75%, 7/18/2039	3,145	2,649
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	3,490	3,604
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,000	2,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	1,900	1,954
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (f)	4,616	4,044

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,263	7,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	9,980	10,289
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	6,505	6,530
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	3,000	2,886
5.41%, 5/17/2029 (a)	17,115	17,551
5.02%, 3/21/2030 (a)	16,190	16,289
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	621
PNC Bank NA 2.70%, 10/22/2029	4,150	3,819
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	1,918	1,752
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	971	839
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	6,840	6,755
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	2,100	2,176
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	11,680	12,806
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	3,790	3,866
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (f)	411	411
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	39,065	38,899
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	5,279	5,327
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	32,065	31,752
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	6,098	6,237
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	4,900	4,312
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	11,251	11,040
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	3,000	3,025
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	10,679	10,307
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	3,000	3,104
3.00%, 1/22/2030 (a)	3,734	3,429
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	13,035	13,131
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	3,095	2,686
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	19,245	19,796
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	13,063	13,261
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	2,520	2,468
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (c)	1,400	1,418
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	4,030	4,086
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	9,999	10,668
6.30%, 1/9/2029 (a)	2,916	3,008
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	9,918	10,082
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,080
3.04%, 7/16/2029	1,395	1,311
2.75%, 1/15/2030	3,500	3,217
5.42%, 7/9/2031	5,000	5,138

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	1,642	1,658
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	15,117
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	2,641	2,629
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,745
4.99%, 4/5/2029	6,990	7,092
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	7,816	7,917
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	6,330	6,814
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	17,311	16,972
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	4,385	4,492
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	3,680	3,739
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	690	670
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	4,300	4,503
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	2,740	2,802
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	6,000	6,074
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	6,720	6,775
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,830	1,864
Wachovia Corp.
6.61%, 10/1/2025	1,602	1,609
7.57%, 8/1/2026 (g)	500	516
Wells Fargo & Co.
3.00%, 10/23/2026	4,854	4,756
4.30%, 7/22/2027	168	167
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	8,228	8,062
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	1,942	1,859
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	8,999	9,232
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (d) (e)	14,430	14,830
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	17,050	17,892
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	10,875	11,037
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (c)	6,796	6,140
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	19,605	19,840
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	7,786	7,819
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	23,826	24,131
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	11,435	12,264
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	17,119	16,789
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	14,075	14,239
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,450	8,391
		1,698,762
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	7,757	7,456
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	1,038	1,037
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,201	2,115
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,915

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Keurig Dr Pepper, Inc. 4.60%, 5/15/2030	11,160	11,109
PepsiCo, Inc. 3.60%, 8/13/2042	8,057	6,286
		30,918
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	3,800	3,811
4.55%, 3/15/2035	10,000	9,547
4.05%, 11/21/2039	24,345	20,787
4.25%, 11/21/2049	8,158	6,536
5.60%, 3/15/2055	9,510	9,273
5.50%, 3/15/2064	3,030	2,874
Amgen, Inc.
5.25%, 3/2/2030	3,893	3,991
5.60%, 3/2/2043	3,883	3,768
4.66%, 6/15/2051	4,015	3,330
4.88%, 3/1/2053	13,107	11,152
5.75%, 3/2/2063	297	281
Biogen, Inc. 2.25%, 5/1/2030	10,000	8,870
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	9,560	9,552
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,353
5.25%, 10/15/2033	7,120	7,250
4.50%, 2/1/2045	6,310	5,383
2.80%, 10/1/2050	2,320	1,411
5.50%, 11/15/2054	7,620	7,285
		118,454
Broadline Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	3,883	3,002
Nordstrom, Inc. 4.38%, 4/1/2030	3,087	2,785
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (b)	1,357	1,167
9.75%, 10/1/2027 (a)	155	154
Wayfair LLC 7.25%, 10/31/2029 (a)	4,978	4,848
		11,956
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	9,368	8,500
6.38%, 3/1/2034 (a)	1,685	1,679
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	8,783	8,872
Griffon Corp. 5.75%, 3/1/2028	5,514	5,481
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	4,690	4,663
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,775	3,803
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	5,068	5,150
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	6,050	6,213
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	2,952	2,899

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
4.38%, 7/15/2030 (a)	6,254	5,869
3.38%, 1/15/2031 (a)	3,064	2,711
Trane Technologies Co. LLC 7.20%, 6/1/2025	15	15
		55,855
Capital Markets — 2.2%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	2,500	2,644
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	8,610	9,367
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	3,980	4,074
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	3,050	2,939
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	2,141	2,168
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	2,523	2,633
5.41%, 5/10/2029	3,270	3,366
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	1,955	2,069
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	9,708	9,566
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	3,049	2,991
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	4,730	4,611
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	8,572	8,281
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	7,466	7,332
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	5,902	5,794
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	1,615	1,580
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (d) (e)	7,601	7,916
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,145	27,582
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (d) (e)	11,366	11,460
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	3,695	3,819
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	2,050	2,068
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	7,010	6,985
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	13,385	13,573
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	14,210	14,417
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	16,408	14,389
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	5,220	4,610
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	23,360	23,162
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	27,120	26,246
(SOFR + 1.38%), 5.54%, 1/28/2036 (c)	11,550	11,632
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	1,262	1,075
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	2,194	1,596
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	1,064	787
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (h)	1,000	—
8.00%, 8/1/2015 (h)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (h)	235	—
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (a) (c)	777	781
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (c)	389	339

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
5.00%, 11/24/2025	821	822
3.13%, 7/27/2026	752	741
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	1,348	1,319
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	6,014	6,086
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	6,097	6,236
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	13,950	14,164
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	3,186	3,160
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	23,575	23,809
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	26,420	26,244
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	7,505	7,616
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	15,193	13,860
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	18,061	18,325
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	4,918	4,142
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	3,922	3,310
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	2,273	1,997
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	7,854	7,925
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	4,110	4,238
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	8,520	8,464
(SOFR + 1.76%), 5.66%, 4/17/2036 (c)	7,190	7,307
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	3,160	2,641
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	5,267	4,775
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	5,340	3,926
(SOFR + 1.43%), 2.80%, 1/25/2052 (c)	3,495	2,102
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,828
3.25%, 12/1/2049	5,340	3,693
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (d) (e)	6,324	6,455
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (i)	2,000	2,069
UBS AG (Switzerland) 7.50%, 2/15/2028	688	739
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (c)	300	300
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (c)	350	350
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	1,890	1,846
4.28%, 1/9/2028 (a)	9,976	9,871
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	11,213	11,226
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (c) (d) (e) (f)	2,230	2,427
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	831	813
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	1,107	1,129
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	27,883	26,055
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	8,480	8,734
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (c)	2,521	2,706
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (c) (d) (e) (f)	2,250	2,569
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (c)	3,950	4,824
		506,695

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.2%
Avient Corp.
7.13%, 8/1/2030 (a)	4,223	4,352
6.25%, 11/1/2031 (a)	245	245
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,971	2,940
Celanese US Holdings LLC 6.63%, 7/15/2032 (g)	1,950	1,996
CF Industries, Inc. 4.95%, 6/1/2043	2,063	1,767
Chemours Co. (The)
5.75%, 11/15/2028 (a)	3,258	2,917
4.63%, 11/15/2029 (a)	3,525	2,884
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,611
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,779	2,668
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	1,181	1,175
LYB International Finance III LLC 3.38%, 10/1/2040	1,942	1,391
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	2,405	2,533
4.25%, 5/15/2029 (a)	918	878
9.00%, 2/15/2030 (a)	3,995	4,301
OCP SA (Morocco)
6.70%, 3/1/2036 (a)	2,010	1,975
7.50%, 5/2/2054 (a)	4,366	4,255
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,954
4.50%, 10/15/2029	6,983	6,639
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,476	5,399
		53,880
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,668	5,890
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,251	4,054
4.88%, 7/15/2032 (a)	7,112	6,751
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	2,807	2,687
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	2,182	2,078
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,571
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,826	1,802
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	5,170	4,970
4.75%, 6/15/2029 (a)	1,942	1,895
6.75%, 1/15/2031 (a)	8,539	8,857
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 6.12%, 12/21/2065 (a) (c)	5,178	4,278
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,866	1,796
Prime Security Services Borrower LLC 6.25%, 1/15/2028 (a)	2,110	2,108
Republic Services, Inc.
1.45%, 2/15/2031	1,952	1,644
2.38%, 3/15/2033	117	98

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	1,940	1,892
7.38%, 10/1/2031 (a)	2,175	2,263
		54,634
Communications Equipment — 0.1%
Cisco Systems, Inc. 4.95%, 2/24/2032	11,260	11,415
CommScope LLC 4.75%, 9/1/2029 (a)	2,124	2,034
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,457	1,408
		14,857
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,489	1,168
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,438	2,346
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	7,860	7,671
MasTec, Inc. 6.63%, 8/15/2029 (a)	1,457	1,471
Quanta Services, Inc. 5.25%, 8/9/2034	10,470	10,375
		23,031
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	4,428	4,635
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	398	398
2.45%, 10/29/2026	5,020	4,865
3.00%, 10/29/2028	10,510	9,921
5.10%, 1/19/2029	560	565
4.63%, 9/10/2029	10,000	9,923
3.30%, 1/30/2032	2,900	2,575
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	2,238	2,296
Ally Financial, Inc. 6.70%, 2/14/2033	1,160	1,180
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	2,500	2,523
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	15,218	15,391
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	4,570	4,666
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	2,112	2,112
2.13%, 2/21/2026 (a)	2,524	2,454
2.53%, 11/18/2027 (a)	14,148	13,335
6.38%, 5/4/2028 (a)	3,660	3,789
5.75%, 3/1/2029 (a)	11,663	11,875
5.75%, 11/15/2029 (a)	34,030	34,514
5.15%, 1/15/2030 (a)	19,980	19,885
5.38%, 5/30/2030 (a)	865	865
Capital One Financial Corp.
(SOFR + 2.16%), 4.99%, 7/24/2026 (c)	505	505
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,093	2,013

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	1,841	1,776
5.11%, 5/3/2029	870	836
5.30%, 9/6/2029	1,000	967
7.20%, 6/10/2030	920	955
4.00%, 11/13/2030	6,651	5,923
General Motors Financial Co., Inc. 5.95%, 4/4/2034	3,935	3,910
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 6.37%, 12/21/2065 (a) (c)	1,015	853
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (a)	1,275	1,318
5.15%, 3/17/2030 (a)	2,940	2,896
OneMain Finance Corp.
7.13%, 3/15/2026	1,829	1,854
3.88%, 9/15/2028	1,500	1,407
6.63%, 5/15/2029	6,480	6,552
5.38%, 11/15/2029	6,179	5,987
		180,884
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	12,488	12,365
5.88%, 2/15/2028 (a)	3,893	3,890
3.50%, 3/15/2029 (a)	2,130	2,001
4.88%, 2/15/2030 (a)	981	954
Kroger Co. (The) Series B, 7.70%, 6/1/2029	874	960
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	5,217	5,195
6.13%, 9/15/2032 (a)	933	941
Rite Aid Corp.
8.00%, 10/18/2024 ‡	1,011	—
8.00%, 11/15/2026 ‡ (h)	3,597	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (h)	376	— (j)
Series A, 15.00%, 8/30/2031 ‡ (h)	1,088	—
Series B, 15.00%, 8/30/2031 ‡ (h)	512	—
Sysco Corp. 2.40%, 2/15/2030	3,883	3,507
		29,813
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030 (a)	6,660	6,703
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	9,786	8,896
5.25%, 8/15/2027 (a)	1,725	785
Ball Corp. 6.00%, 6/15/2029	3,791	3,866
Berry Global, Inc. 5.80%, 6/15/2031	25,745	26,724
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,125
6.38%, 7/15/2032 (a)	1,905	1,908
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	4,243	4,283

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,524	3,526
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,383
Sonoco Products Co. 3.13%, 5/1/2030	10,589	9,726
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	3,070
		72,995
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	3,883	3,749
3.88%, 11/15/2029 (a)	1,570	1,462
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	2,641	2,765
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	4,015	4,048
		12,024
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	4,985	4,924
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,004	2,085
		7,009
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.80%, 6/15/2031	4,854	4,265
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,330
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,079
2.25%, 4/1/2033	2,796	2,244
		11,918
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.65%, 2/1/2028	8,737	8,131
3.50%, 6/1/2041	5,594	4,280
3.50%, 9/15/2053	13,080	8,691
3.55%, 9/15/2055	28,665	18,950
6.05%, 8/15/2056	8,370	8,387
CCO Holdings LLC
4.75%, 3/1/2030 (a)	28,256	26,973
4.50%, 8/15/2030 (a)	14,596	13,686
4.25%, 2/1/2031 (a)	13,735	12,580
4.75%, 2/1/2032 (a)	1,010	935
4.50%, 5/1/2032	2,285	2,080
Embarq LLC 8.00%, 6/1/2036	3,973	1,867
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	881	850
6.00%, 9/30/2034 (a)	2,780	2,603
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	3,520	3,529
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	14,768	14,523
Level 3 Financing, Inc. 11.00%, 11/15/2029 (a)	902	1,023
Lumen Technologies, Inc. 4.13%, 4/15/2030 (a)	5,900	5,731
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,787

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.
4.02%, 12/3/2029	11,662	11,417
4.78%, 2/15/2035	3,366	3,239
3.40%, 3/22/2041	2,355	1,780
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,223	2,163
		158,205
Electric Utilities — 2.7%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	303
Series M, 3.65%, 4/1/2050	1,942	1,384
Series N, 2.75%, 8/15/2051	2,427	1,429
Alabama Power Co.
6.13%, 5/15/2038	865	917
5.50%, 3/15/2041	1,214	1,182
Series A, 4.30%, 7/15/2048	340	274
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,850	1,869
Arizona Public Service Co.
4.70%, 1/15/2044	146	120
4.25%, 3/1/2049	971	733
Baltimore Gas and Electric Co.
5.45%, 6/1/2035	7,576	7,627
4.25%, 9/15/2048	1,360	1,075
3.20%, 9/15/2049	1,432	933
2.90%, 6/15/2050	816	498
5.65%, 6/1/2054	2,730	2,629
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,201
Comision Federal de Electricidad (Mexico)
3.35%, 2/9/2031 (a)	11,599	10,004
6.45%, 1/24/2035 (a)	2,101	2,018
Commonwealth Edison Co.
4.00%, 3/1/2048	292	223
5.95%, 6/1/2055	3,106	3,111
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,252
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,876
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,410
3.95%, 6/15/2042	370	291
Series A, 4.00%, 4/1/2043	4,728	3,782
Series B, 3.65%, 3/1/2052	636	455
5.40%, 4/1/2053	518	490
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	3,929
Duke Energy Carolinas LLC
3.70%, 12/1/2047	971	705
5.40%, 1/15/2054	2,960	2,758
Duke Energy Corp. 5.80%, 6/15/2054	3,300	3,123
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,686

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.90%, 3/1/2033	400	419
6.20%, 11/15/2053	1,985	2,046
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,419
2.75%, 4/1/2050	9,897	5,865
5.40%, 4/1/2053	5,189	4,788
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,659
4.30%, 2/1/2049	1,427	1,110
Duke Energy Progress LLC
5.05%, 3/15/2035	9,659	9,532
4.10%, 5/15/2042	297	241
3.70%, 10/15/2046	195	143
5.55%, 3/15/2055	888	846
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	13,212	13,052
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	5,450	5,710
Emera US Finance LP (Canada)
2.64%, 6/15/2031	18,635	16,046
4.75%, 6/15/2046	4,950	3,995
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	6,590	6,672
2.50%, 7/12/2031 (a) (g)	4,904	4,246
5.50%, 6/26/2034 (a)	9,365	9,377
Entergy Arkansas LLC 5.75%, 6/1/2054	840	810
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	7,370	7,535
Entergy Louisiana LLC
3.12%, 9/1/2027	729	708
1.60%, 12/15/2030	7,252	6,179
5.15%, 9/15/2034	2,400	2,374
4.20%, 4/1/2050	1,360	1,047
2.90%, 3/15/2051	3,920	2,364
5.70%, 3/15/2054	6,300	6,011
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,210
3.85%, 6/1/2049	486	351
3.50%, 6/1/2051	1,534	1,025
5.85%, 6/1/2054	2,885	2,812
5.80%, 4/15/2055	2,980	2,881
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,574
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	15,089
3.55%, 9/30/2049	753	515
5.55%, 9/15/2054	4,283	3,965
Evergy Metro, Inc. 4.20%, 6/15/2047	714	563
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	2,008	1,976
Exelon Corp.
4.95%, 6/15/2035	120	115

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (c)	2,210	2,207
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (g)	7,920	7,807
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	777	732
Florida Power & Light Co.
5.40%, 9/1/2035	583	595
3.70%, 12/1/2047	4,466	3,302
3.95%, 3/1/2048	646	500
5.70%, 3/15/2055	9,423	9,274
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,418
Interstate Power and Light Co.
4.10%, 9/26/2028	777	766
4.95%, 9/30/2034	565	546
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,904
2.95%, 5/14/2030 (a)	3,883	3,569
5.40%, 6/1/2033 (a)	5,973	5,935
5.65%, 5/9/2034 (a)	9,145	9,205
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	812
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	962
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,412
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,531
Mississippi Power Co. 3.95%, 3/30/2028	544	538
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,469
Nevada Power Co.
5.38%, 9/15/2040	608	596
6.00%, 3/15/2054	1,510	1,493
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	522	513
5.25%, 2/28/2053	1,379	1,233
5.55%, 3/15/2054	2,650	2,452
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	3,930	4,018
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	4,705	4,711
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,545	3,570
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	621
Northern States Power Co.
6.20%, 7/1/2037	168	181
2.60%, 6/1/2051	702	409
4.50%, 6/1/2052	2,602	2,139
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	2,549	2,398
3.38%, 2/15/2029 (a)	4,251	3,971
5.25%, 6/15/2029 (a)	10,013	9,895
3.63%, 2/15/2031 (a)	614	557
3.88%, 2/15/2032 (a)	133	120
6.00%, 2/1/2033 (a)	1,804	1,788
6.25%, 11/1/2034 (a)	1,100	1,100
OGE Energy Corp. 5.45%, 5/15/2029	3,085	3,177

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Ohio Power Co.
4.00%, 6/1/2049	583	425
Series R, 2.90%, 10/1/2051	6,567	3,860
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	618
5.35%, 10/1/2052	534	487
Pacific Gas and Electric Co.
3.45%, 7/1/2025	1,582	1,579
2.95%, 3/1/2026	1,000	984
4.65%, 8/1/2028	11,889	11,751
6.10%, 1/15/2029	1,282	1,324
4.55%, 7/1/2030	19,196	18,588
6.40%, 6/15/2033	11,604	11,939
5.70%, 3/1/2035	16,035	15,766
4.20%, 6/1/2041	1,622	1,229
4.60%, 6/15/2043	1,894	1,486
6.75%, 1/15/2053	7,605	7,573
5.90%, 10/1/2054	1,020	914
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,104
PECO Energy Co. 2.80%, 6/15/2050	729	442
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,087
PG&E Corp.
5.00%, 7/1/2028	3,683	3,594
5.25%, 7/1/2030	2,296	2,228
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	20,535	20,108
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	3,830	3,775
Series A-3, 5.54%, 7/15/2047	3,951	3,773
Series A-3, 5.53%, 6/1/2049	4,550	4,397
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	993
Series A-4, 5.21%, 12/1/2047	777	718
Series A-5, 5.10%, 6/1/2052	2,850	2,584
Potomac Electric Power Co. 6.50%, 11/15/2037	350	385
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,287
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	1,912
2.70%, 1/15/2051	3,097	1,785
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,287
Series G, 6.63%, 11/15/2037	1,068	1,136
Public Service Electric and Gas Co.
5.80%, 5/1/2037	826	861
5.38%, 11/1/2039	404	400
2.05%, 8/1/2050	2,950	1,515
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	977	932

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series A-2, 5.11%, 12/15/2047	311	275
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	663	662
Series A2, 5.17%, 5/15/2041	298	289
Southern California Edison Co.
5.25%, 3/15/2030	4,400	4,423
5.45%, 6/1/2031	3,540	3,565
5.20%, 6/1/2034	2,399	2,298
5.45%, 3/1/2035	11,696	11,315
Series 06-E, 5.55%, 1/15/2037	437	417
Series 08-A, 5.95%, 2/1/2038	277	270
Series C, 3.60%, 2/1/2045	1,233	826
Series C, 4.13%, 3/1/2048	971	687
Series 20A, 2.95%, 2/1/2051	8,553	4,833
5.88%, 12/1/2053	11,757	10,513
5.75%, 4/15/2054	2,060	1,810
5.90%, 3/1/2055	1,423	1,278
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,053
Southwestern Electric Power Co.
5.30%, 4/1/2033	2,214	2,189
Series J, 3.90%, 4/1/2045	1,206	885
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	3,252	3,010
Tucson Electric Power Co.
4.85%, 12/1/2048	583	495
5.50%, 4/15/2053	2,597	2,401
Union Electric Co.
5.20%, 4/1/2034	2,310	2,309
4.00%, 4/1/2048	1,991	1,510
3.90%, 4/1/2052	1,262	931
5.25%, 1/15/2054	3,765	3,399
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	242
8.88%, 11/15/2038	651	843
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,093
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	1,864	1,866
5.05%, 12/30/2026 (a)	15,150	15,189
5.63%, 2/15/2027 (a)	4,331	4,328
5.00%, 7/31/2027 (a)	6,244	6,226
4.38%, 5/1/2029 (a)	3,033	2,932
4.30%, 7/15/2029 (a)	4,854	4,730
7.75%, 10/15/2031 (a)	4,000	4,241
6.00%, 4/15/2034 (a)	28,434	28,837
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	2,052
		613,031
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,427	2,029

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — continued
EnerSys 6.63%, 1/15/2032 (a)	2,000	2,042
Sensata Technologies BV 5.88%, 9/1/2030 (a)	1,980	1,958
		6,029
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	6,111
Corning, Inc. 5.35%, 11/15/2048	4,854	4,409
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	1,054	936
6.63%, 7/15/2032 (a)	2,925	2,951
		14,407
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	4,915	4,941
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	825
4.08%, 12/15/2047	1,864	1,400
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	3,570	3,576
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,121	4,777
Halliburton Co. 4.75%, 8/1/2043	263	222
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,655	2,549
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,780	2,770
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	1,319	1,317
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	742
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,016	2,044
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,420	3,433
		28,596
Entertainment — 0.2%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	2,736	2,699
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,638	1,640
6.50%, 5/15/2027 (a)	3,411	3,452
4.75%, 10/15/2027 (a)	3,883	3,823
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,379
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	831	818
5.40%, 6/12/2029	3,301	3,369
5.60%, 6/12/2034	13,544	13,747
Walt Disney Co. (The) 3.60%, 1/13/2051	11,000	7,899
		45,826
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	5,263	4,756
6.50%, 5/15/2032	4,826	4,932
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	2,220	2,349
CFIN 2022-RTL1 Issuer LLC
Class AShares, 0.00%, 8/17/2027 ‡	2,015	2,015

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Class BShares, 0.00%, 8/17/2027 ‡	995	995
CFIN LLC Class B Shares, 0.00%, 8/17/2027 ‡	3,025	3,025
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,547
Global Payments, Inc. 2.90%, 11/15/2031	7,301	6,343
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,228
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	5,446	5,447
5.50%, 8/15/2028 (a)	1,425	1,422
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	2,650	2,713
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	2,120	2,061
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,466	3,786
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	3,500	3,563
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,937	2,844
3.63%, 3/1/2029 (a)	2,851	2,660
3.88%, 3/1/2031 (a)	2,370	2,144
4.00%, 10/15/2033 (a)	565	488
Shell International Finance BV 3.63%, 8/21/2042	6,407	4,894
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	4,823	4,921
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,424
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	2,630	2,630
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,000	2,000
Visa, Inc. 2.70%, 4/15/2040	1,457	1,082
		71,269
Food Products — 0.7%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	510	529
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,736	4,703
JBS USA Holding Lux SARL
5.50%, 1/15/2030	6,344	6,420
3.75%, 12/1/2031	2,040	1,872
3.63%, 1/15/2032	12,930	11,624
3.00%, 5/15/2032	5,910	5,080
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,821	2,660
4.38%, 1/31/2032 (a)	941	868
Mars, Inc.
4.80%, 3/1/2030 (a)	48,750	49,051
5.00%, 3/1/2032 (a)	24,690	24,773
5.20%, 3/1/2035 (a)	33,640	33,514
5.65%, 5/1/2045 (a)	4,058	3,981
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,485	1,467
4.63%, 4/15/2030 (a)	2,694	2,549

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
6.25%, 2/15/2032 (a)	1,092	1,110
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	6,574	5,972
		156,173
Gas Utilities — 0.1%
AmeriGas Partners LP 5.75%, 5/20/2027	842	824
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,060
4.15%, 1/15/2043	565	463
2.85%, 2/15/2052	928	556
5.75%, 10/15/2052	2,083	2,045
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	964
4.27%, 3/15/2048 (a)	971	729
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	777	745
3.35%, 6/1/2050	2,800	1,804
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	633
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,669
		13,492
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,145	4,090
5.38%, 3/1/2029 (a)	1,952	1,841
8.00%, 2/15/2031 (a)	2,565	2,596
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	98	106
6.15%, 5/1/2037	1,629	1,744
4.38%, 9/1/2042	2,437	2,080
3.55%, 2/15/2050	1,873	1,342
5.20%, 4/15/2054	12,708	11,798
5.50%, 3/15/2055	16,045	15,527
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	1,752	1,123
EquipmentShare.com, Inc. 8.63%, 5/15/2032 (a)	4,400	4,614
Herc Holdings Escrow, Inc. 7.00%, 6/15/2030 (a) (k)	1,099	1,132
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,538	5,774
Norfolk Southern Corp. 4.05%, 8/15/2052	971	730
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	2,102	2,065
5.25%, 7/1/2029 (a)	4,600	4,663
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	6,840	6,914
Uber Technologies, Inc.
4.80%, 9/15/2034	4,270	4,120
5.35%, 9/15/2054	1,440	1,308
Union Pacific Corp. 3.50%, 2/14/2053	2,655	1,827
XPO, Inc. 7.13%, 6/1/2031 (a)	6,035	6,248
		81,642

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,673	3,580
Baxter International, Inc. 3.13%, 12/1/2051	3,000	1,845
DH Europe Finance II SARL 3.25%, 11/15/2039	1,360	1,063
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,110	1,097
3.25%, 2/15/2029 (a)	2,313	2,210
Medline Borrower LP
3.88%, 4/1/2029 (a)	7,813	7,364
6.25%, 4/1/2029 (a)	1,834	1,866
5.25%, 10/1/2029 (a)	3,258	3,184
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	11,450	11,557
		33,766
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,921	3,864
5.00%, 4/15/2029 (a)	2,427	2,324
AdaptHealth LLC 4.63%, 8/1/2029 (a)	1,911	1,765
Aetna, Inc. 4.50%, 5/15/2042	218	176
Cencora, Inc.
2.70%, 3/15/2031	2,900	2,587
5.13%, 2/15/2034	1,512	1,504
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,538
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	4,244	4,182
4.75%, 2/15/2031 (a)	431	369
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,323	2,171
3.75%, 2/15/2031 (a)	662	586
Encompass Health Corp.
4.50%, 2/1/2028	1,009	994
4.75%, 2/1/2030	2,989	2,914
4.63%, 4/1/2031	1,366	1,302
HCA, Inc.
4.50%, 2/15/2027	19,711	19,651
5.63%, 9/1/2028	4,916	5,029
3.50%, 9/1/2030	1,095	1,021
2.38%, 7/15/2031	4,819	4,122
5.60%, 4/1/2034	5,000	5,028
5.45%, 9/15/2034	5,590	5,534
5.25%, 6/15/2049	6,985	6,041
3.50%, 7/15/2051	1,273	816
4.63%, 3/15/2052	11,405	8,919
5.90%, 6/1/2053	3,930	3,678
6.00%, 4/1/2054	15,000	14,233
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	4,466	3,782
Quest Diagnostics, Inc.
4.63%, 12/15/2029	6,580	6,592

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
2.95%, 6/30/2030	971	895
Tenet Healthcare Corp.
6.25%, 2/1/2027	486	486
5.13%, 11/1/2027	1,322	1,314
4.63%, 6/15/2028	5,461	5,355
4.25%, 6/1/2029	4,310	4,139
6.13%, 6/15/2030	11,278	11,388
6.75%, 5/15/2031	4,755	4,898
Triad Holdings III LLC 7.25%, 4/1/2052 ‡	2,600	2,600
UnitedHealth Group, Inc.
5.35%, 2/15/2033	21,410	21,605
3.95%, 10/15/2042	598	472
3.75%, 10/15/2047	1,088	781
3.25%, 5/15/2051	1,898	1,212
5.88%, 2/15/2053	89	86
5.05%, 4/15/2053	5,042	4,334
3.88%, 8/15/2059	782	528
		172,815
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	2,890	2,615
1.88%, 2/1/2033	2,801	2,181
5.15%, 4/15/2053	1,059	892
Healthpeak OP LLC 3.00%, 1/15/2030	486	450
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,911
Ventas Realty LP
4.13%, 1/15/2026	84	83
3.25%, 10/15/2026	212	208
3.85%, 4/1/2027	600	592
5.63%, 7/1/2034	3,311	3,349
		12,281
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	5,377	5,342
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	7,088	7,004
7.25%, 7/15/2028 (a)	971	1,001
6.50%, 4/1/2032 (a)	1,000	1,014
6.50%, 6/15/2033 (a) (k)	584	594
		9,613
Hotels, Restaurants & Leisure — 0.5%
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,324
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	3,100	2,895
7.00%, 2/15/2030 (a)	6,300	6,465

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.50%, 2/15/2032 (a)	4,192	4,226
Carnival Corp.
5.88%, 6/15/2031 (a)	2,600	2,602
6.13%, 2/15/2033 (a)	13,036	13,068
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	855	856
3.75%, 5/1/2029 (a)	3,424	3,235
4.88%, 1/15/2030	2,112	2,070
4.00%, 5/1/2031 (a)	367	339
3.63%, 2/15/2032 (a)	1,423	1,266
5.88%, 3/15/2033 (a)	7,996	8,050
McDonald's Corp.
3.63%, 9/1/2049	1,570	1,120
5.15%, 9/9/2052	7,371	6,634
MGM Resorts International
4.63%, 9/1/2026	2,015	2,006
4.75%, 10/15/2028	3,125	3,057
6.13%, 9/15/2029	2,065	2,075
6.50%, 4/15/2032	1,675	1,672
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	9,205	9,098
6.25%, 3/15/2032 (a)	6,965	7,059
6.00%, 2/1/2033 (a)	3,504	3,517
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	534	534
6.50%, 10/1/2028	4,805	4,845
5.25%, 7/15/2029	1,641	1,593
7.25%, 5/15/2031 (a)	2,110	2,156
6.63%, 5/1/2032 (a)	2,416	2,463
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,173	4,047
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,665	4,779
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,788
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	4,185	4,028
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	11,711	11,420
6.25%, 3/15/2033 (a)	1,584	1,567
		125,854
Household Durables — 0.1%
Newell Brands, Inc.
5.70%, 4/1/2026 (g)	758	763
8.50%, 6/1/2028 (a)	1,462	1,513
6.63%, 9/15/2029	4,524	4,373
6.38%, 5/15/2030	1,025	963
6.63%, 5/15/2032	683	630

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
6.87%, 4/1/2036 (g)	4,374	4,020
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	8,068	7,599
		19,861
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	520	520
4.13%, 10/15/2030	2,549	2,357
4.13%, 4/30/2031 (a)	724	660
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	4,985	4,807
		8,344
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	2,913	2,857
5.13%, 3/15/2028 (a)	2,155	2,136
4.63%, 2/1/2029 (a)	14,080	13,722
Constellation Energy Generation LLC
3.25%, 6/1/2025	578	578
6.25%, 10/1/2039	195	203
5.75%, 10/1/2041	6,850	6,661
5.60%, 6/15/2042	6,163	5,910
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	5,635	5,545
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	6,259	6,372
		43,984
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	4,740	4,383
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	582	566
Prologis LP
1.75%, 7/1/2030	2,427	2,108
3.00%, 4/15/2050	4,989	3,153
2.13%, 10/15/2050	1,457	755
		6,582
Insurance — 0.3%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	1,680	1,267
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	12,000	11,744
Aon Corp.
5.35%, 2/28/2033	864	879
6.25%, 9/30/2040	233	244
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,272
3.85%, 3/15/2052	4,281	3,209
CNO Global Funding
5.88%, 6/4/2027 (a)	6,500	6,647
4.95%, 9/9/2029 (a)	1,705	1,703

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	2,000	2,082
4.18%, 9/26/2029 (a)	2,620	2,594
MetLife, Inc.
6.50%, 12/15/2032	680	755
4.13%, 8/13/2042	486	399
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,419
5.15%, 3/28/2033 (a)	8,975	9,001
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,670
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,664
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	326
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	4,140	4,220
Pine Street Trust III 6.22%, 5/15/2054 (a)	1,600	1,543
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	2,000	1,963
Principal Life Global Funding II
3.00%, 4/18/2026 (a)	569	562
5.10%, 1/25/2029 (a)	2,650	2,691
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,436
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	150
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	486	427
4.27%, 5/15/2047 (a)	777	614
		61,481
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	13,747	13,446
5.40%, 8/15/2054	9,370	8,895
Snap, Inc. 6.88%, 3/1/2033 (a)	828	839
		23,180
IT Services — 0.1%
Accenture Capital, Inc. 4.50%, 10/4/2034	5,345	5,135
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,483
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	1,750	1,748
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	23,800	23,800
		34,166
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,855	3,980
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,179	8,537
Esab Corp. 6.25%, 4/15/2029 (a)	2,335	2,374
Hillenbrand, Inc.
6.25%, 2/15/2029	1,255	1,259
3.75%, 3/1/2031	4,565	4,003

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — continued
Parker-Hannifin Corp.
4.25%, 9/15/2027	680	679
6.25%, 5/15/2038	428	460
Terex Corp.
5.00%, 5/15/2029 (a)	950	916
6.25%, 10/15/2032 (a)	1,542	1,516
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,520	3,658
		23,402
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,008	1,922
Media — 0.9%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	2,082
2.80%, 4/1/2031	4,175	3,666
6.55%, 6/1/2034	10,860	11,361
3.50%, 6/1/2041	3,466	2,436
3.50%, 3/1/2042	5,772	3,992
3.70%, 4/1/2051	3,107	2,000
3.90%, 6/1/2052	1,651	1,090
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	8,147	7,970
Comcast Corp.
1.95%, 1/15/2031	3,951	3,420
5.30%, 6/1/2034	3,540	3,573
4.40%, 8/15/2035	3,738	3,489
3.90%, 3/1/2038	12,124	10,265
3.25%, 11/1/2039	10,222	7,819
3.97%, 11/1/2047	1,083	812
4.00%, 3/1/2048	4,990	3,751
4.00%, 11/1/2049	132	98
3.45%, 2/1/2050	4,085	2,740
2.80%, 1/15/2051	11,050	6,471
2.89%, 11/1/2051	1,968	1,168
5.35%, 5/15/2053	15,813	14,317
2.94%, 11/1/2056	36,233	20,718
2.99%, 11/1/2063	1,152	634
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,678	3,354
4.50%, 11/15/2031 (a)	2,571	1,738
Directv Financing LLC 5.88%, 8/15/2027 (a)	4,422	4,353
DISH DBS Corp.
5.25%, 12/1/2026 (a)	6,014	5,551
5.75%, 12/1/2028 (a)	1,782	1,508
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,753
EchoStar Corp. 10.75%, 11/30/2029	1,330	1,337
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,765	1,877

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.75%, 10/15/2030 (a)	2,049	1,483
5.38%, 11/15/2031 (a)	2,114	1,509
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	3,449	2,854
10.88%, 5/1/2030 (a)	4,416	2,160
7.75%, 8/15/2030 (a)	3,766	2,900
Lamar Media Corp. 4.00%, 2/15/2030	5,243	4,941
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	7,491	7,461
4.75%, 11/1/2028 (a)	1,369	1,317
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	1,889	1,865
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,393	3,756
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,209	1,025
Sinclair Television Group, Inc. 4.38%, 12/31/2032 (a)	4,757	3,435
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	10,513	9,976
5.50%, 7/1/2029 (a)	11,479	11,291
4.13%, 7/1/2030 (a)	2,672	2,428
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,660	5,322
TEGNA, Inc.
4.63%, 3/15/2028	3,801	3,685
5.00%, 9/15/2029	4,969	4,733
		210,484
Metals & Mining — 0.4%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	923	924
6.38%, 9/15/2032 (a)	2,069	2,046
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,926
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,798
Carpenter Technology Corp. 6.38%, 7/15/2028	4,422	4,440
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	3,585	3,531
4.63%, 3/1/2029 (a)	2,799	2,502
6.75%, 4/15/2030 (a)	2,500	2,244
7.50%, 9/15/2031 (a)	955	859
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	3,794	3,877
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	8,251	8,101
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	106
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,807
5.19%, 4/1/2030 (a)	3,770	3,813
2.50%, 9/1/2030 (a)	850	754
2.85%, 4/27/2031 (a)	8,941	7,925
2.63%, 9/23/2031 (a)	8,632	7,459
5.63%, 4/4/2034 (a)	25,200	25,345

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	1,942	1,865
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,601
		86,923
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	13,250	12,758
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,705
Series QIB, 4.50%, 9/1/2026 (a)	18,930	17,997
Series QIB, 4.50%, 3/15/2027 (a)	29,123	26,953
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (g)	28,328	27,716
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	25,000	23,670
Series QIB, 9.38%, 3/1/2028 (a)	37,000	36,958
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	4,625	4,808
		155,565
Multi-Utilities — 0.5%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,163
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,398
3.25%, 3/15/2050	3,835	2,511
5.55%, 7/1/2054	3,600	3,425
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,376
2.85%, 5/15/2051	7,514	4,426
4.60%, 5/1/2053	1,160	938
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	396
Series 2017, 3.88%, 6/15/2047	1,238	927
Series E, 4.65%, 12/1/2048	1,651	1,375
4.50%, 5/15/2058	785	610
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,503
4.35%, 4/15/2049	486	401
4.35%, 8/31/2064	477	360
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	755
7.00%, 6/15/2038	389	431
Series C, 4.90%, 8/1/2041	45	39
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	2,750	2,890
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	4,220	4,372
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	13,230	13,245
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,839
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,814
NiSource, Inc.
5.20%, 7/1/2029	4,050	4,126
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	657	672

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	1,140	1,150
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	858
2.89%, 9/15/2051	1,282	768
5.69%, 6/15/2054	14,682	14,020
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,272
6.00%, 6/1/2039	486	501
4.50%, 8/15/2040	242	211
Series UUU, 3.32%, 4/15/2050	4,641	3,017
5.35%, 4/1/2053	1,059	958
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	11,580	11,290
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	9,888	6,098
		104,135
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	1,505	1,473
Oil, Gas & Consumable Fuels — 3.6%
AI Candelaria -spain- SA (Colombia) 7.50%, 12/15/2028 (i)	803	789
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	2,560	2,241
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	3,200	3,188
5.38%, 6/15/2029 (a)	4,996	4,945
Antero Resources Corp. 7.63%, 2/1/2029 (a)	5,289	5,414
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	5,880	5,969
6.63%, 10/15/2032 (a)	1,135	1,142
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	5,036	4,880
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,170	3,178
7.00%, 7/15/2029 (a)	1,401	1,447
7.25%, 7/15/2032 (a)	976	1,012
BP Capital Markets America, Inc.
4.81%, 2/13/2033	4,476	4,393
4.89%, 9/11/2033	3,466	3,407
5.23%, 11/17/2034	11,245	11,197
3.00%, 2/24/2050	5,102	3,198
2.77%, 11/10/2050	3,971	2,352
2.94%, 6/4/2051	5,194	3,163
3.00%, 3/17/2052	2,952	1,803
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (d) (e)	2,246	2,237
Buckeye Partners LP 4.13%, 12/1/2027	2,156	2,098
California Resources Corp. 7.13%, 2/1/2026 (a)	500	500
Cheniere Energy Partners LP
4.50%, 10/1/2029	20,222	19,798
4.00%, 3/1/2031	8,788	8,234

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.75%, 8/15/2034	29,095	29,199
Chord Energy Corp. 6.75%, 3/15/2033 (a)	2,670	2,651
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,151	4,182
8.63%, 11/1/2030 (a)	3,840	3,787
8.75%, 7/1/2031 (a)	6,940	6,785
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	3,700	3,628
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	17,257	17,763
6.50%, 8/15/2043 (a)	2,890	2,904
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	6,693	6,597
ConocoPhillips Co.
5.00%, 1/15/2035	15,185	14,830
5.55%, 3/15/2054	17,910	16,627
Coterra Energy, Inc.
3.90%, 5/15/2027	2,825	2,782
5.40%, 2/15/2035	10,510	10,191
5.90%, 2/15/2055	8,000	7,212
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	8,385	8,658
Diamondback Energy, Inc. 4.40%, 3/24/2051	5,083	3,801
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (i)	50,750	48,825
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,061	3,868
4.38%, 6/15/2031 (a)	2,602	2,430
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	11,180	10,306
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,100	2,203
8.38%, 1/19/2036	1,912	1,818
Enbridge, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	9,057	9,828
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,961	2,011
Energy Transfer LP
5.25%, 7/1/2029	6,650	6,759
5.80%, 6/15/2038	5,660	5,542
5.00%, 5/15/2050	4,854	3,924
Eni SpA (Italy)
5.75%, 5/19/2035 (a)	9,430	9,443
5.95%, 5/15/2054 (a)	16,608	15,542
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	515
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,012
Series J, 5.75%, 3/1/2035	777	793
5.55%, 2/16/2055	13,255	12,368
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (c)	1,457	1,434
EQT Corp. 4.75%, 1/15/2031 (a)	14,637	14,160
Expand Energy Corp.
5.38%, 2/1/2029	2,501	2,493
6.75%, 4/15/2029 (a)	10,284	10,405

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.38%, 3/15/2030	2,938	2,922
4.75%, 2/1/2032	34,614	32,631
Exxon Mobil Corp. 3.00%, 8/16/2039	1,555	1,191
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	924	808
4.32%, 12/30/2039 (a)	1,243	951
FS Luxembourg Sarl (Brazil) 8.88%, 2/12/2031 (a)	2,997	3,027
Genesis Energy LP 7.75%, 2/1/2028	4,831	4,873
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	1,798	1,775
3.45%, 10/15/2027 (a)	1,423	1,383
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,916	1,875
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,054	2,084
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,330	3,421
Hess Corp.
4.30%, 4/1/2027	11,740	11,693
5.60%, 2/15/2041	9,900	9,596
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,396	1,410
5.50%, 10/15/2030 (a)	2,015	1,992
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	9,460	9,037
Kinder Morgan, Inc.
5.15%, 6/1/2030	5,160	5,208
5.05%, 2/15/2046	3,350	2,861
3.25%, 8/1/2050	5,524	3,430
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,408
5.88%, 6/15/2030 (a)	20,881	20,757
Matador Resources Co.
6.88%, 4/15/2028 (a)	220	223
6.50%, 4/15/2032 (a)	3,510	3,437
6.25%, 4/15/2033 (a)	2,347	2,261
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	1,614	1,606
MPLX LP
5.20%, 3/1/2047	314	268
4.95%, 3/14/2052	1,219	984
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	1,935	1,891
8.38%, 2/15/2032 (a)	1,935	1,830
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	3,030	2,649
NuStar Logistics LP
5.63%, 4/28/2027	3,651	3,660
6.38%, 10/1/2030	647	659
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,495
ONEOK, Inc.
6.50%, 9/1/2030 (a)	10,152	10,736
4.75%, 10/15/2031	7,170	6,999

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.60%, 4/1/2044	9,205	8,213
ORLEN SA (Poland) 6.00%, 1/30/2035 (a)	4,601	4,641
Ovintiv, Inc. 6.25%, 7/15/2033	5,620	5,628
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	5,945	5,872
9.88%, 7/15/2031 (a)	1,222	1,335
7.00%, 1/15/2032 (a)	1,950	2,000
6.25%, 2/1/2033 (a)	1,655	1,633
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,524	2,501
5.35%, 2/12/2028	3,160	2,983
6.84%, 1/23/2030	4,300	4,020
5.95%, 1/28/2031	3,398	2,937
6.70%, 2/16/2032	2,475	2,210
10.00%, 2/7/2033	7,907	8,152
7.69%, 1/23/2050	1,505	1,108
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	20,870
Raizen Fuels Finance SA (Brazil)
6.45%, 3/5/2034 (a)	1,754	1,736
5.70%, 1/17/2035 (a)	6,228	5,770
Range Resources Corp. 8.25%, 1/15/2029	5,886	6,046
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,070	2,965
4.80%, 5/15/2030 (a)	2,250	2,125
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	14,148	13,939
Shell Finance US, Inc. 4.00%, 5/10/2046	2,913	2,268
SM Energy Co.
6.75%, 9/15/2026	4,864	4,856
6.63%, 1/15/2027	1,256	1,257
6.75%, 8/1/2029 (a)	1,687	1,653
7.00%, 8/1/2032 (a)	1,446	1,388
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	8,250	8,256
5.03%, 10/1/2029 (a)	4,925	4,884
Sunoco LP
6.00%, 4/15/2027	1,491	1,490
7.00%, 5/1/2029 (a)	1,222	1,261
4.50%, 5/15/2029	3,662	3,508
7.25%, 5/1/2032 (a)	3,235	3,364
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	3,607	3,602
5.50%, 1/15/2028 (a)	4,820	4,790
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,419
3.13%, 5/29/2050	6,549	4,199
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	5,516

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.28%, 9/10/2054	6,340	5,758
5.64%, 4/5/2064	14,350	13,410
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,357
5.85%, 3/15/2036	800	813
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	6,174	5,738
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	6,172	6,316
9.50%, 2/1/2029 (a)	8,750	9,355
7.00%, 1/15/2030 (a)	2,310	2,300
8.38%, 6/1/2031 (a)	4,854	4,927
9.88%, 2/1/2032 (a)	3,150	3,351
Vital Energy, Inc.
9.75%, 10/15/2030	1,566	1,380
7.88%, 4/15/2032 (a)	2,045	1,659
Williams Cos., Inc. (The)
4.80%, 11/15/2029	3,410	3,429
4.65%, 8/15/2032	6,850	6,629
5.80%, 11/15/2054	11,000	10,411
		825,120
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,811	2,806
7.25%, 2/15/2028 (a)	775	783
5.75%, 4/20/2029 (a)	11,256	11,054
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	3,950	3,907
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	3,727	3,432
United Airlines, Inc. 4.63%, 4/15/2029 (a)	4,915	4,668
		26,650
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	4,937	4,854
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,572
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	3,168	3,162
		10,588
Pharmaceuticals — 0.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	4,994	4,944
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	1,678	1,653
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	2,228	1,819
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	12,910	13,009
4.13%, 6/15/2039	5,823	5,052
2.35%, 11/13/2040	3,883	2,592
3.70%, 3/15/2052	6,576	4,651
5.55%, 2/22/2054	30,105	28,588
3.90%, 3/15/2062	3,680	2,559
6.40%, 11/15/2063	640	674

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.65%, 2/22/2064	10,635	10,056
Eli Lilly & Co.
5.00%, 2/9/2054	5,750	5,218
4.95%, 2/27/2063	2,400	2,113
Merck & Co., Inc.
4.00%, 3/7/2049	2,110	1,639
2.90%, 12/10/2061	2,340	1,322
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,669
5.13%, 4/30/2031 (a)	4,095	3,441
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (h)	4,135	—
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	5,034	4,950
5.30%, 5/19/2053	5,170	4,739
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,556
3.90%, 3/15/2039	2,874	2,440
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	5,254	3,330
Wyeth LLC 5.95%, 4/1/2037	1,068	1,119
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,724
5.60%, 11/16/2032	1,870	1,950
		115,807
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	594
Triad Properties Corp. 10.50%, 4/1/2052 ‡	3,150	3,150
		3,744
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,720
ERP Operating LP 2.85%, 11/1/2026	2,913	2,851
Essex Portfolio LP
2.65%, 3/15/2032	3,160	2,709
5.50%, 4/1/2034	6,395	6,425
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,248
UDR, Inc.
2.10%, 8/1/2032	923	748
1.90%, 3/15/2033	491	383
5.13%, 9/1/2034	2,020	1,969
		19,053
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	906
4.30%, 10/15/2028	777	768
5.50%, 6/15/2034	1,200	1,201
3.50%, 4/15/2051	4,170	2,791

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
Realty Income Corp.
3.25%, 1/15/2031	539	498
2.70%, 2/15/2032	4,675	4,066
1.80%, 3/15/2033	1,068	844
5.38%, 9/1/2054	2,560	2,398
Regency Centers LP 3.70%, 6/15/2030	3,743	3,583
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	971	965
		18,020
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,463	7,487
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,900	1,982
Broadcom, Inc. 3.14%, 11/15/2035 (a)	31,220	25,857
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,242	2,165
5.95%, 6/15/2030 (a)	6,272	6,275
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	4,720	4,781
KLA Corp. 3.30%, 3/1/2050	761	514
Marvell Technology, Inc. 2.95%, 4/15/2031	6,485	5,799
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,750	2,626
Texas Instruments, Inc.
3.88%, 3/15/2039	1,573	1,362
4.15%, 5/15/2048	292	233
5.05%, 5/18/2063	8,227	7,264
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	6,077
		72,422
Software — 0.6%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	5,562	5,524
Elastic NV 4.13%, 7/15/2029 (a)	4,440	4,163
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	1,146	1,144
Intuit, Inc. 5.20%, 9/15/2033	7,430	7,600
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	5,387	5,313
5.13%, 4/15/2029 (a)	1,000	975
Oracle Corp.
2.30%, 3/25/2028	5,772	5,452
4.30%, 7/8/2034	551	512
3.90%, 5/15/2035	1,500	1,330
5.50%, 8/3/2035	21,398	21,497
3.85%, 7/15/2036	1,705	1,471
3.65%, 3/25/2041	3,350	2,572
4.13%, 5/15/2045	5,145	3,966
3.95%, 3/25/2051	1,418	1,014
5.38%, 9/27/2054	830	736
6.00%, 8/3/2055	27,380	26,546
RingCentral, Inc. 8.50%, 8/15/2030 (a)	4,715	4,980

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Roper Technologies, Inc.
1.75%, 2/15/2031	1,165	987
4.75%, 2/15/2032	2,620	2,592
4.90%, 10/15/2034	10,280	9,974
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,049	3,046
6.50%, 6/1/2032 (a)	2,220	2,280
Synopsys, Inc.
5.00%, 4/1/2032	9,252	9,268
5.15%, 4/1/2035	2,539	2,510
5.70%, 4/1/2055	8,360	7,981
VMware LLC 4.65%, 5/15/2027	3,039	3,044
Workday, Inc. 3.70%, 4/1/2029	5,484	5,312
		141,789
Specialized REITs — 0.1%
American Tower Corp. 1.45%, 9/15/2026	1,403	1,349
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,241
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	6,269	6,195
5.25%, 3/15/2028 (a)	962	951
4.88%, 9/15/2029 (a)	1,457	1,414
5.25%, 7/15/2030 (a)	2,515	2,454
6.25%, 1/15/2033 (a)	2,070	2,089
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,340
SBA Communications Corp. 3.13%, 2/1/2029	5,306	4,936
		24,969
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,592	3,499
4.75%, 3/1/2030	1,199	1,139
AutoZone, Inc. 5.40%, 7/15/2034	1,920	1,935
Bath & Body Works, Inc.
7.50%, 6/15/2029	6,323	6,481
6.88%, 11/1/2035	1,753	1,765
6.75%, 7/1/2036	2,170	2,149
Escrow Rite Aid 0.00%, 12/31/2049 ‡	354	— (j)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,427	4,956
Home Depot, Inc. (The)
4.95%, 6/25/2034	11,760	11,765
3.63%, 4/15/2052	2,585	1,831
3.50%, 9/15/2056	5,048	3,404
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	394	388
3.88%, 6/1/2029 (a)	3,005	2,830
4.38%, 1/15/2031 (a)	1,612	1,511

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	180	177
1.75%, 3/15/2031	1,212	1,029
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,741
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,540	9,207
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,952	2,820
Staples, Inc. 12.75%, 1/15/2030 (a)	5,102	3,284
		64,911
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.75%, 11/13/2047	971	748
2.65%, 2/8/2051	4,385	2,660
2.70%, 8/5/2051	11,155	6,778
2.85%, 8/5/2061	5,325	3,116
Seagate HDD Cayman
4.09%, 6/1/2029	3,204	3,064
3.13%, 7/15/2029	2,141	1,927
4.13%, 1/15/2031	3,545	3,286
8.50%, 7/15/2031	2,456	2,623
9.63%, 12/1/2032	762	865
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	2,180
		27,247
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	2,807	2,788
Tobacco — 0.6%
Altria Group, Inc.
2.45%, 2/4/2032	3,883	3,295
5.63%, 2/6/2035	7,990	8,021
3.40%, 2/4/2041	9,538	6,900
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,834
2.26%, 3/25/2028	267	251
4.39%, 8/15/2037	24,553	21,599
5.65%, 3/16/2052	6,410	5,798
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	27,669	27,823
Japan Tobacco, Inc. (Japan) 5.85%, 6/15/2035 (a)	5,490	5,661
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,552
5.63%, 9/7/2033	13,190	13,632
5.25%, 2/13/2034	13,569	13,654
4.38%, 11/15/2041	11,926	10,169
		128,189
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,648	4,614
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,069	4,857

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	2,757	2,827
United Rentals North America, Inc.
4.88%, 1/15/2028	2,894	2,864
5.25%, 1/15/2030	4,025	4,000
4.00%, 7/15/2030	5,825	5,468
6.13%, 3/15/2034 (a)	3,965	4,019
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,092	3,129
6.38%, 3/15/2029 (a)	4,002	4,085
6.63%, 3/15/2032 (a)	2,110	2,160
6.38%, 3/15/2033 (a)	930	947
		38,970
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	578
5.15%, 3/1/2034	3,400	3,396
		3,974
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,507
3.38%, 4/15/2029	14,785	14,100
5.05%, 7/15/2033	2,300	2,280
3.40%, 10/15/2052	8,020	5,237
5.75%, 1/15/2054	3,020	2,896
5.50%, 1/15/2055	1,890	1,747
United States Cellular Corp. 6.70%, 12/15/2033	2,918	3,140
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	5,200	4,868
		44,775
Total Corporate Bonds (Cost $7,214,670)		6,996,292
Mortgage-Backed Securities — 24.8%
FHLMC
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (l)	11	11
Pool # 1J1380, ARM, 7.68%, 3/1/2036 (l)	4	5
Pool # 1J1393, ARM, 7.15%, 10/1/2036 (l)	11	12
Pool # 1Q0476, ARM, 7.36%, 10/1/2037 (l)	41	42
FHLMC Gold Pools, 15 Year Pool # J14494, 4.00%, 2/1/2026	20	20
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	7	7
Pool # G30591, 6.00%, 2/1/2028	58	59
Pool # D98914, 4.00%, 1/1/2032	1,021	1,014
Pool # G31099, 4.00%, 1/1/2038	5,225	5,124
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	4	4

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # D86005, 7.00%, 2/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	8	8
Pool # C21930, 6.00%, 2/1/2029	3	3
Pool # C00785, 6.50%, 6/1/2029	3	3
Pool # A27201, 6.50%, 3/1/2032	16	17
Pool # A13067, 4.00%, 9/1/2033	14	14
Pool # G60154, 5.00%, 2/1/2034	4,240	4,274
Pool # G60214, 5.00%, 7/1/2035	4,239	4,252
Pool # C02641, 7.00%, 10/1/2036	12	13
Pool # C02660, 6.50%, 11/1/2036	24	25
Pool # G06172, 5.50%, 12/1/2038	539	548
Pool # G06576, 5.00%, 9/1/2040	2,509	2,514
Pool # A96733, 4.50%, 2/1/2041	4,399	4,321
Pool # G06493, 4.50%, 5/1/2041	204	200
Pool # G61864, 5.50%, 6/1/2041	1,971	2,014
Pool # Q05956, 4.50%, 2/1/2042	718	698
Pool # Q11285, 3.50%, 9/1/2042	1,812	1,681
Pool # Q12174, 3.50%, 10/1/2042	1,907	1,770
Pool # G07239, 3.00%, 12/1/2042	2,029	1,812
Pool # Q13796, 3.50%, 12/1/2042	2,989	2,774
Pool # Q15767, 3.00%, 2/1/2043	1,709	1,531
Pool # Q33869, 4.00%, 6/1/2045	1,715	1,589
Pool # G61462, 4.00%, 7/1/2045	7,600	7,232
Pool # Q37784, 3.50%, 12/1/2045	1,541	1,403
Pool # Q39092, 4.00%, 2/1/2046	1,970	1,846
Pool # Q39412, 3.50%, 3/1/2046	650	591
Pool # Q40797, 3.50%, 5/1/2046	2,838	2,582
Pool # Q40922, 3.50%, 6/1/2046	954	868
Pool # Q41602, 3.50%, 7/1/2046	356	324
Pool # Q42079, 3.50%, 7/1/2046	330	300
Pool # Q42657, 3.50%, 8/1/2046	4,185	3,806
Pool # Q42656, 4.00%, 8/1/2046	427	399
Pool # Q43241, 3.50%, 9/1/2046	3,736	3,396
Pool # Q43237, 4.00%, 9/1/2046	828	774
Pool # G61565, 4.50%, 4/1/2048	11,050	10,619
Pool # Z40179, 4.00%, 7/1/2048	4,530	4,234
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	45	46
Pool # U89009, 3.50%, 9/1/2032	195	191
Pool # WN1179, 3.85%, 9/1/2032	16,891	15,976
Pool # U80074, 3.50%, 10/1/2032	642	630
Pool # WA3237, 3.55%, 11/1/2032	14,383	13,389
Pool # WN1167, 4.17%, 10/1/2034	19,415	18,524
Pool # G20028, 7.50%, 12/1/2036	54	55
Pool # U90690, 3.50%, 6/1/2042	763	703
Pool # U90975, 4.00%, 6/1/2042	184	174
Pool # U90230, 4.50%, 9/1/2042	701	679

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U90281, 4.00%, 10/1/2042	467	441
Pool # U92021, 5.00%, 9/1/2043	780	766
Pool # U99076, 4.50%, 12/1/2043	1,821	1,780
Pool # U99084, 4.50%, 2/1/2044	1,436	1,392
Pool # U92996, 3.50%, 6/1/2045	178	162
Pool # U93026, 3.50%, 7/1/2045	441	406
Pool # U99134, 4.00%, 1/1/2046	2,022	1,891
Pool # U93155, 3.50%, 5/1/2046	520	472
Pool # U93158, 3.50%, 6/1/2046	300	272
Pool # U93167, 3.50%, 7/1/2046	509	457
Pool # U93172, 3.50%, 7/1/2046	562	510
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	6,836	6,341
Pool # SD8089, 2.50%, 7/1/2050	34,176	28,202
Pool # RA3605, 2.50%, 10/1/2050	62,399	51,547
Pool # RA5801, 2.50%, 9/1/2051	7,940	6,547
Pool # QC9443, 2.50%, 10/1/2051	17,730	14,630
Pool # RA6135, 2.50%, 10/1/2051	14,488	11,971
Pool # RA6350, 3.00%, 11/1/2051	7,472	6,415
Pool # SD2968, 2.00%, 12/1/2051	12,993	10,240
Pool # RA6459, 2.50%, 12/1/2051	12,024	9,804
Pool # QD4350, 3.00%, 1/1/2052	20,188	17,334
Pool # SD8190, 3.00%, 1/1/2052	10,448	8,919
Pool # SD3952, 2.50%, 3/1/2052	22,454	18,537
Pool # RA6988, 3.00%, 3/1/2052	24,013	20,566
Pool # SD2301, 3.50%, 3/1/2052	20,787	18,565
Pool # SD7145, 2.50%, 4/1/2052	28,411	23,422
Pool # SD7554, 2.50%, 4/1/2052	15,656	12,954
Pool # RA7192, 3.50%, 4/1/2052	21,271	18,896
Pool # SD3015, 3.00%, 5/1/2052	32,479	27,682
Pool # RA7468, 4.00%, 6/1/2052	48,585	44,610
Pool # SD1293, 4.50%, 7/1/2052	20,010	18,921
Pool # SD1303, 4.50%, 7/1/2052	10,400	9,837
Pool # QE8091, 4.00%, 8/1/2052	28,142	25,843
Pool # SD1794, 4.50%, 8/1/2052	16,414	15,526
Pool # QF3378, 5.00%, 11/1/2052	12,165	11,855
Pool # QF3433, 5.00%, 11/1/2052	15,788	15,398
Pool # QF5369, 5.00%, 12/1/2052	16,129	15,731
Pool # RA8766, 5.00%, 3/1/2053	33,543	32,553
Pool # RJ1781, 6.00%, 6/1/2054	10,498	10,684
Pool # RJ2912, 5.50%, 11/1/2054	30,861	30,733
Pool # RJ2914, 5.50%, 11/1/2054	52,938	52,647
FNMA
Pool # 766610, ARM, 6.45%, 1/1/2034 (l)	9	9
Pool # 823660, ARM, 6.59%, 5/1/2035 (l)	36	37
Pool # 910181, ARM, 6.59%, 3/1/2037 (l)	10	10
Pool # 888304, ARM, 6.04%, 4/1/2037 (l)	1	1
Pool # 888750, ARM, 6.75%, 4/1/2037 (l)	14	14

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 948208, ARM, 6.11%, 7/1/2037 (l)	8	8
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	1	1
Pool # CA4723, 3.50%, 11/1/2034	3,553	3,471
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	55	54
Pool # BM3254, 4.00%, 1/1/2038	4,194	4,102
Pool # BM3566, 4.00%, 2/1/2038	4,410	4,331
Pool # CA1234, 4.00%, 2/1/2038	1,596	1,558
Pool # CA1238, 4.00%, 2/1/2038	1,683	1,644
Pool # FS0795, 3.00%, 1/1/2042	10,298	9,151
FNMA UMBS, 30 Year
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 420165, 6.50%, 4/1/2028	10	10
Pool # 455598, 5.50%, 12/1/2028	1	1
Pool # 252570, 6.50%, 7/1/2029	4	4
Pool # 517679, 6.50%, 7/1/2029	17	18
Pool # 323866, 6.50%, 8/1/2029	4	4
Pool # 995656, 7.00%, 6/1/2033	49	51
Pool # AL6168, 5.00%, 9/1/2033	2,146	2,151
Pool # 725229, 6.00%, 3/1/2034	348	360
Pool # AA0918, 5.50%, 9/1/2034	68	69
Pool # 735503, 6.00%, 4/1/2035	35	37
Pool # 745948, 6.50%, 10/1/2036	6	6
Pool # AL0379, 8.00%, 12/1/2036	278	291
Pool # 995149, 6.50%, 10/1/2038	18	19
Pool # 995504, 7.50%, 11/1/2038	26	28
Pool # AC3237, 5.00%, 10/1/2039	233	233
Pool # AC4467, 4.50%, 12/1/2039	426	419
Pool # AE1526, 4.50%, 9/1/2040	696	683
Pool # AE3095, 4.50%, 9/1/2040	437	429
Pool # AE0681, 4.50%, 12/1/2040	1,727	1,695
Pool # AL0038, 5.00%, 2/1/2041	1,842	1,843
Pool # AX5292, 5.00%, 1/1/2042	8,162	8,166
Pool # BM1065, 5.50%, 2/1/2042	3,085	3,148
Pool # AL2059, 4.00%, 6/1/2042	6,264	5,962
Pool # AB7575, 3.00%, 1/1/2043	1,496	1,331
Pool # AR6380, 3.00%, 2/1/2043	2,001	1,786
Pool # 890564, 3.00%, 6/1/2043	2,592	2,307
Pool # AT5907, 4.00%, 6/1/2043	3,619	3,437
Pool # AS0214, 3.50%, 8/1/2043	4,203	3,879
Pool # AL6848, 5.00%, 6/1/2044	736	736
Pool # BA2343, 4.00%, 9/1/2045	1,929	1,802
Pool # BE5080, 3.50%, 4/1/2046	4,702	4,249
Pool # BA1210, 3.50%, 5/1/2046	541	491
Pool # BA7485, 3.50%, 6/1/2046	509	462
Pool # BC2969, 3.50%, 6/1/2046	406	368

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BD1371, 3.50%, 6/1/2046	169	153
Pool # BA7492, 4.00%, 6/1/2046	567	530
Pool # BC9368, 4.00%, 6/1/2046	2,322	2,161
Pool # BD1372, 4.00%, 6/1/2046	767	716
Pool # BD2956, 3.50%, 7/1/2046	4,093	3,716
Pool # BD5456, 3.50%, 8/1/2046	1,403	1,274
Pool # BM1169, 4.00%, 9/1/2046	6,868	6,471
Pool # BE0280, 3.50%, 10/1/2046	1,396	1,268
Pool # AS8335, 4.50%, 11/1/2046	3,636	3,500
Pool # FS0976, 2.50%, 3/1/2047	5,630	4,653
Pool # BM1906, 4.00%, 5/1/2047	4,211	3,950
Pool # AS9811, 5.00%, 6/1/2047	1,235	1,221
Pool # BH7565, 4.00%, 8/1/2047	8,423	7,862
Pool # BM3500, 4.00%, 9/1/2047	3,298	3,135
Pool # CA0346, 4.50%, 9/1/2047	4,659	4,472
Pool # BH6687, 4.00%, 11/1/2047	962	898
Pool # BM3044, 4.00%, 11/1/2047	2,927	2,732
Pool # BE8347, 4.00%, 12/1/2047	499	466
Pool # BJ5254, 4.00%, 12/1/2047	2,754	2,569
Pool # BM3499, 4.00%, 12/1/2047	29,057	27,111
Pool # BH6689, 4.00%, 1/1/2048	781	728
Pool # BJ7311, 4.00%, 1/1/2048	13,238	12,355
Pool # BJ8238, 4.00%, 1/1/2048	4,700	4,386
Pool # BJ8265, 4.00%, 1/1/2048	2,450	2,284
Pool # BK1008, 4.00%, 1/1/2048	934	871
Pool # BJ4617, 4.00%, 2/1/2048	2,842	2,661
Pool # BJ5772, 4.00%, 2/1/2048	3,227	2,988
Pool # BK1581, 4.00%, 2/1/2048	505	471
Pool # FM0035, 3.50%, 3/1/2048	5,137	4,655
Pool # BJ5803, 4.00%, 3/1/2048	2,269	2,101
Pool # BK1963, 4.00%, 3/1/2048	2,081	1,948
Pool # BM3665, 4.00%, 3/1/2048	11,827	11,037
Pool # BJ5789, 4.50%, 3/1/2048	867	824
Pool # BE2789, 4.00%, 4/1/2048	818	757
Pool # CA1710, 4.50%, 5/1/2048	2,355	2,254
Pool # BK5943, 5.00%, 6/1/2048	595	592
Pool # BK4130, 4.50%, 7/1/2048	62	59
Pool # BK6562, 4.50%, 7/1/2048	1,144	1,091
Pool # BK6589, 4.50%, 7/1/2048	1,153	1,098
Pool # BN0133, 4.00%, 8/1/2048	1,415	1,320
Pool # BK9292, 5.00%, 8/1/2048	2,254	2,244
Pool # CA4662, 3.50%, 9/1/2048	4,912	4,411
Pool # BN1312, 4.00%, 9/1/2048	5,796	5,398
Pool # 890863, 5.00%, 9/1/2048	11,365	11,572
Pool # BN0234, 5.00%, 9/1/2048	1,173	1,168
Pool # MA3496, 4.50%, 10/1/2048	1,496	1,432
Pool # BN0861, 5.00%, 10/1/2048	897	881
Pool # BK9556, 4.00%, 12/1/2048	2,374	2,207

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BK1176, 5.00%, 1/1/2049	1,311	1,291
Pool # BK8748, 4.50%, 5/1/2049	3,991	3,801
Pool # BO2428, 3.50%, 7/1/2049	2,864	2,569
Pool # BO0592, 4.00%, 7/1/2049	531	493
Pool # CA5702, 2.50%, 5/1/2050	21,151	17,476
Pool # BP6439, 2.50%, 7/1/2050	39,191	31,996
Pool # CA6361, 2.50%, 7/1/2050	20,415	16,926
Pool # CA6708, 2.50%, 8/1/2050	12,423	10,319
Pool # CA6989, 2.50%, 9/1/2050	24,211	20,045
Pool # CA7528, 2.50%, 10/1/2050	87,477	71,473
Pool # FM5179, 2.00%, 12/1/2050	22,031	17,399
Pool # FM5173, 2.50%, 12/1/2050	22,138	18,358
Pool # CA8862, 2.50%, 1/1/2051	20,833	17,306
Pool # FM5778, 2.50%, 2/1/2051	23,322	19,362
Pool # BR6358, 2.00%, 3/1/2051	8,481	6,660
Pool # BR4928, 2.00%, 4/1/2051	78,205	61,205
Pool # CB0189, 3.00%, 4/1/2051	5,303	4,553
Pool # CB0458, 2.50%, 5/1/2051	29,689	24,437
Pool # CB0674, 2.50%, 5/1/2051	20,295	16,729
Pool # FM7957, 2.50%, 7/1/2051	11,036	9,130
Pool # FS3615, 2.50%, 7/1/2051	8,204	6,779
Pool # FM8336, 2.50%, 8/1/2051	17,796	14,744
Pool # BT7165, 3.00%, 8/1/2051	5,419	4,653
Pool # BT7188, 3.00%, 8/1/2051	7,189	6,169
Pool # CB1411, 3.00%, 8/1/2051	22,092	18,969
Pool # BT4392, 2.50%, 9/1/2051 (k)	19,078	15,636
Pool # CB1789, 2.50%, 10/1/2051	32,104	26,407
Pool # CB1901, 2.50%, 10/1/2051	18,119	15,076
Pool # FM9195, 2.50%, 10/1/2051	10,233	8,408
Pool # FM9198, 2.50%, 11/1/2051	11,153	9,204
Pool # CB2093, 3.00%, 11/1/2051	45,984	39,484
Pool # CB2376, 2.50%, 12/1/2051	17,249	14,219
Pool # CB2410, 2.50%, 12/1/2051	8,191	6,719
Pool # CB2411, 2.50%, 12/1/2051	15,044	12,423
Pool # FS2559, 3.00%, 12/1/2051 (k)	6,771	5,814
Pool # FS4108, 4.00%, 12/1/2051	8,175	7,520
Pool # CB2637, 2.50%, 1/1/2052	25,069	20,556
Pool # FS0196, 2.50%, 1/1/2052	27,877	22,729
Pool # FS8807, 3.00%, 1/1/2052	18,632	16,071
Pool # FS7409, 2.00%, 2/1/2052	41,780	33,122
Pool # BU1322, 2.50%, 2/1/2052	11,445	9,380
Pool # BV2784, 2.50%, 2/1/2052	8,610	7,045
Pool # CB2750, 2.50%, 2/1/2052	21,310	17,490
Pool # CB2869, 2.50%, 2/1/2052	31,769	25,979
Pool # FS5670, 2.50%, 2/1/2052	12,368	10,214
Pool # FS5986, 2.50%, 2/1/2052	8,691	7,180
Pool # MA4548, 2.50%, 2/1/2052	85,904	70,227
Pool # CB3031, 2.50%, 3/1/2052	38,130	31,224

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS4533, 2.50%, 3/1/2052	7,020	5,798
Pool # FS7150, 2.50%, 3/1/2052	50,808	41,858
Pool # FS0957, 3.00%, 3/1/2052	23,863	20,312
Pool # FS1954, 3.00%, 3/1/2052	24,096	20,930
Pool # FS7410, 2.00%, 4/1/2052	49,572	39,054
Pool # BV5360, 2.50%, 4/1/2052	32,139	26,308
Pool # FS5499, 2.50%, 4/1/2052	19,529	16,123
Pool # FS1538, 3.00%, 4/1/2052	62,254	53,453
Pool # CB3369, 3.50%, 4/1/2052	19,460	17,286
Pool # FS2707, 3.50%, 4/1/2052	16,790	15,017
Pool # CB3378, 4.00%, 4/1/2052	11,335	10,408
Pool # FS1255, 4.00%, 4/1/2052	7,924	7,390
Pool # CB3608, 3.50%, 5/1/2052	80,321	71,471
Pool # CB3677, 4.00%, 5/1/2052 (k)	25,880	23,764
Pool # FS3577, 3.00%, 7/1/2052	23,951	20,588
Pool # FS2588, 4.50%, 8/1/2052	42,657	40,349
Pool # FS3536, 4.50%, 8/1/2052	19,243	18,186
Pool # FA0839, 2.50%, 9/1/2052 (k)	16,180	13,292
Pool # FS3829, 4.50%, 9/1/2052	5,493	5,196
Pool # CB4624, 5.00%, 9/1/2052	21,354	20,769
Pool # CB4628, 5.00%, 9/1/2052	33,259	32,303
Pool # FS2982, 5.00%, 9/1/2052	15,428	14,996
Pool # BX0098, 5.00%, 10/1/2052	11,983	11,679
Pool # FS3457, 4.50%, 11/1/2052	23,881	22,571
Pool # BW1328, 5.00%, 11/1/2052	41,789	40,565
Pool # FS3428, 4.00%, 12/1/2052	22,890	21,111
Pool # CB5907, 5.50%, 3/1/2053	16,899	16,826
Pool # CB6314, 5.00%, 5/1/2053	14,508	14,102
Pool # BY4714, 5.00%, 6/1/2053	48,319	46,844
Pool # BY4776, 5.00%, 7/1/2053	42,051	40,768
Pool # BY7130, 6.00%, 9/1/2053	18,913	19,223
Pool # BY9849, 6.00%, 10/1/2053	11,107	11,289
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	9,612	9,127
FNMA, Other
Pool # AM9942, 3.09%, 10/1/2025	10,678	10,599
Pool # AN0707, 3.13%, 2/1/2026	7,559	7,474
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,687
Pool # AN1503, 2.62%, 5/1/2026	4,829	4,741
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,819
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,633
Pool # AN2689, 2.20%, 10/1/2026	5,499	5,332
Pool # AL6937, 3.79%, 12/1/2026 (l)	1,178	1,170
Pool # AN4917, 3.13%, 3/1/2027	12,369	12,115
Pool # BL3525, 2.60%, 9/1/2027	10,320	9,950
Pool # BL0497, 3.84%, 10/1/2027	4,397	4,350
Pool # AN1449, 2.97%, 4/1/2028	5,799	5,603
Pool # AN2005, 2.73%, 7/1/2028	9,363	8,936
Pool # 387807, 3.55%, 8/1/2028	6,949	6,804

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN3685, 2.69%, 12/1/2028	14,635	13,901
Pool # AN4004, 3.27%, 12/1/2028	8,070	7,819
Pool # BL1040, 3.81%, 12/1/2028	15,532	15,271
Pool # BL0907, 3.88%, 12/1/2028	282	276
Pool # AN4154, 3.17%, 1/1/2029	16,343	15,660
Pool # AN4349, 3.35%, 1/1/2029	8,038	7,791
Pool # AN4344, 3.37%, 1/1/2029	15,063	14,640
Pool # AN1872, 2.90%, 5/1/2029	3,279	3,112
Pool # BL3509, 2.66%, 8/1/2029	21,478	20,131
Pool # BL3491, 2.84%, 8/1/2029	15,435	14,551
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,655
Pool # BS5424, 3.42%, 5/1/2030	12,563	11,998
Pool # 387883, 3.78%, 8/1/2030	15,715	15,234
Pool # BS5172, 2.59%, 9/1/2030	9,366	8,611
Pool # AN9293, 3.71%, 9/1/2030	24,332	23,520
Pool # BS5171, 2.51%, 10/1/2030	24,458	22,244
Pool # AN2308, 2.87%, 8/1/2031	7,335	6,781
Pool # AN2625, 2.50%, 10/1/2031	10,735	9,632
Pool # BS3695, 1.67%, 11/1/2031	24,318	20,380
Pool # BL3368, 2.84%, 11/1/2031	4,344	3,944
Pool # BZ2211, 3.90%, 11/1/2031	20,000	19,253
Pool # BM6857, 1.83%, 12/1/2031 (l)	34,721	29,605
Pool # BS4644, 1.99%, 1/1/2032	11,427	9,958
Pool # BS4654, 2.39%, 3/1/2032	7,384	6,487
Pool # BL6367, 1.82%, 4/1/2032	33,554	28,507
Pool # BL6302, 2.07%, 5/1/2032	14,715	12,437
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,526
Pool # BS5452, 3.09%, 5/1/2032	23,025	20,724
Pool # BS5500, 3.13%, 5/1/2032	11,164	10,195
Pool # BS5440, 3.26%, 5/1/2032	14,265	13,134
Pool # AO7654, 3.50%, 5/1/2032	700	680
Pool # AO5230, 3.50%, 6/1/2032	399	389
Pool # AO7057, 3.50%, 6/1/2032	347	336
Pool # AO7746, 3.50%, 6/1/2032	82	79
Pool # BS5928, 3.63%, 6/1/2032	5,740	5,344
Pool # AO8038, 3.50%, 7/1/2032	686	664
Pool # AP0645, 3.50%, 7/1/2032	930	911
Pool # AP0682, 3.50%, 7/1/2032	907	887
Pool # AP1314, 3.50%, 8/1/2032	1,070	1,045
Pool # BM6466, 1.33%, 10/1/2032 (l)	62,003	49,835
Pool # AQ1534, 3.50%, 10/1/2032	278	272
Pool # BS8959, 4.73%, 10/1/2032	17,812	17,823
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,385
Pool # BM6491, 1.46%, 11/1/2032 (l)	66,007	53,588
Pool # BM6492, 1.51%, 11/1/2032 (l)	29,307	23,855
Pool # AQ1607, 3.50%, 11/1/2032	227	222
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,844
Pool # 650236, 5.00%, 12/1/2032	7	7

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM6552, 1.56%, 1/1/2033 (l)	62,032	50,579
Pool # BS7496, 4.33%, 1/1/2033	24,269	23,743
Pool # BS7484, 4.56%, 1/1/2033	47,986	47,278
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,563
Pool # AR7961, 3.50%, 3/1/2033	264	256
Pool # BS1636, 2.25%, 4/1/2033	42,227	36,033
Pool # BS7740, 4.11%, 4/1/2033	31,064	29,818
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,588
Pool # BS8546, 4.37%, 5/1/2033	16,163	15,800
Pool # BS9007, 4.32%, 7/1/2033	16,920	16,512
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,332
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,734
Pool # BS9146, 4.35%, 8/1/2033	31,048	30,246
Pool # BS9305, 4.39%, 8/1/2033	11,534	11,297
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,659
Pool # BS9471, 4.45%, 10/1/2033	10,000	9,799
Pool # BS9182, 4.52%, 10/1/2033	13,955	13,743
Pool # BS4824, 2.50%, 2/1/2034	24,628	20,706
Pool # BZ0430, 4.32%, 2/1/2034	23,000	22,274
Pool # BZ0420, 4.60%, 2/1/2034	50,000	49,464
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,324
Pool # BS5184, 2.67%, 4/1/2034	19,415	16,532
Pool # BS5271, 2.98%, 4/1/2034	1,419	1,260
Pool # BS6427, 3.75%, 9/1/2034	12,918	11,918
Pool # 886320, 6.50%, 7/1/2036	12	13
Pool # BS2829, 2.14%, 8/1/2036	11,892	9,384
Pool # AO6757, 4.00%, 6/1/2042	1,187	1,147
Pool # MA1125, 4.00%, 7/1/2042	779	735
Pool # MA1213, 3.50%, 10/1/2042	3,703	3,409
Pool # MA1283, 3.50%, 12/1/2042	575	530
Pool # MA1328, 3.50%, 1/1/2043	1,961	1,805
Pool # MA1404, 3.50%, 4/1/2043	1,045	960
Pool # MA1462, 3.50%, 6/1/2043	535	489
Pool # MA1463, 3.50%, 6/1/2043	1,479	1,359
Pool # MA1510, 4.00%, 7/1/2043	1,152	1,086
Pool # MA1546, 3.50%, 8/1/2043	2,373	2,181
Pool # AU8840, 4.50%, 11/1/2043	666	644
Pool # AV2613, 4.50%, 11/1/2043	1,519	1,464
Pool # MA1711, 4.50%, 12/1/2043	1,098	1,064
Pool # AL6167, 3.50%, 1/1/2044	8,227	7,563
Pool # MA2346, 3.50%, 6/1/2045	232	210
Pool # MA2462, 4.00%, 11/1/2045	1,932	1,805
Pool # MA2482, 4.00%, 12/1/2045	2,000	1,868
Pool # MA2519, 4.00%, 1/1/2046	2,083	1,946
Pool # BC0784, 3.50%, 4/1/2046	149	135
Pool # MA2593, 4.00%, 4/1/2046	4,863	4,542
Pool # MA2631, 4.00%, 5/1/2046	5,333	4,994
Pool # MA2658, 3.50%, 6/1/2046	1,756	1,593

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA2690, 3.50%, 7/1/2046	3,810	3,455
Pool # BF0533, 2.50%, 11/1/2050	16,655	13,910
Pool # BF0090, 3.50%, 5/1/2056	18,076	16,021
Pool # BF0131, 3.50%, 8/1/2056	24,721	21,865
Pool # BM6734, 4.00%, 8/1/2059	10,179	9,357
Pool # BF0440, 3.00%, 1/1/2060	28,294	24,041
Pool # BM7075, 3.00%, 3/1/2061	10,673	9,030
Pool # BF0584, 4.50%, 12/1/2061	6,813	6,453
Pool # BF0617, 2.50%, 3/1/2062	33,681	25,904
Pool # BF0674, 2.50%, 4/1/2062	30,986	23,831
Pool # BF0759, 2.50%, 5/1/2062	46,750	35,955
Pool # BF0673, 2.50%, 6/1/2062	17,158	13,196
Pool # BF0654, 3.00%, 6/1/2062	20,122	16,700
Pool # BF0655, 3.50%, 6/1/2062	15,985	13,913
Pool # BF0677, 4.00%, 9/1/2062	43,257	39,357
Pool # BF0694, 2.50%, 12/1/2062	25,631	20,821
Pool # BF0700, 2.50%, 12/1/2062	21,090	16,219
Pool # BF0732, 2.50%, 6/1/2063	14,301	11,398
Pool # BF0733, 3.00%, 6/1/2063	53,011	43,996
Pool # BF0736, 4.00%, 6/1/2063	55,781	50,752
Pool # BF0770, 4.50%, 9/1/2063	19,215	18,126
Pool # BF0809, 4.00%, 4/1/2064	14,514	13,277
Pool # BF0810, 4.50%, 4/1/2064	22,757	21,551
Pool # BF0812, 4.50%, 4/1/2064	19,487	18,383
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 7/25/2055 (k)	261,375	212,915
TBA, 3.00%, 7/25/2055 (k)	70,740	60,184
TBA, 4.50%, 7/25/2055 (k)	237,290	223,693
GNMA I, 30 Year
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	4	4
Pool # 781118, 6.50%, 10/15/2029	8	8
Pool # 783867, 6.00%, 8/15/2036	1,207	1,269
Pool # AS4934, 4.50%, 5/15/2046	457	439
Pool # AT7538, 4.00%, 7/15/2046	3,169	2,944
Pool # AT7652, 4.00%, 8/15/2046	1,916	1,780
Pool # BM1819, 5.00%, 4/15/2049	2,292	2,294
GNMA II
Pool # CK2783, ARM, 5.80%, 2/20/2072 (l)	34,749	36,357
Pool # CL4592, ARM, 5.68%, 3/20/2072 (l)	18,776	19,542
Pool # CK2802, ARM, 5.77%, 3/20/2072 (l)	18,476	19,318
Pool # CK2795, ARM, 5.79%, 3/20/2072 (l)	42,962	44,953
Pool # CM9946, ARM, 5.81%, 3/20/2072 (l)	11,656	12,199
Pool # CK2792, ARM, 5.83%, 3/20/2072 (l)	27,895	29,277
Pool # CM9934, ARM, 5.84%, 3/20/2072 (l)	13,239	13,850
Pool # CL8122, ARM, 5.89%, 3/20/2072 (l)	31,919	33,532
Pool # CK2804, ARM, 5.76%, 4/20/2072 (l)	32,233	33,697

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL8377, ARM, 5.86%, 4/20/2072 (l)	19,380	20,370
GNMA II, 30 Year
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	2	2
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	1	1
Pool # 2457, 7.50%, 7/20/2027	4	4
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2714, 6.50%, 2/20/2029	1	1
Pool # 4901, 8.00%, 9/20/2031	108	112
Pool # 5020, 7.50%, 5/20/2032	40	41
Pool # 738210, 7.00%, 6/20/2032	100	101
Pool # 738062, 6.00%, 11/20/2032	128	133
Pool # 738059, 6.00%, 10/20/2033	88	89
Pool # 738049, 6.00%, 3/20/2035	93	96
Pool # 737987, 6.00%, 4/20/2036	12	12
Pool # 737975, 6.00%, 9/20/2036	8	8
Pool # 5034, 7.00%, 8/20/2038	21	22
Pool # 4245, 6.00%, 9/20/2038	36	38
Pool # 4930, 7.00%, 10/20/2038	115	119
Pool # 4964, 7.00%, 12/20/2038	11	11
Pool # 4872, 7.00%, 1/20/2039	114	117
Pool # 5072, 6.50%, 10/20/2039	38	40
Pool # 5218, 6.50%, 10/20/2039	83	87
Pool # AS8103, 3.50%, 6/20/2046	1,154	1,037
Pool # AS8104, 3.75%, 6/20/2046	965	878
Pool # AS8105, 4.00%, 6/20/2046	781	718
Pool # AS8106, 3.50%, 7/20/2046	1,521	1,365
Pool # AS8107, 3.75%, 7/20/2046	1,909	1,739
Pool # AY0571, 4.50%, 11/20/2047	3,208	3,040
Pool # BB8791, 4.00%, 12/20/2047	3,046	2,791
Pool # BD6195, 4.00%, 1/20/2048	3,070	2,812
Pool # BE9507, 4.50%, 3/20/2048	1,617	1,547
Pool # BG2382, 4.50%, 3/20/2048	1,212	1,152
Pool # BA7568, 4.50%, 4/20/2048	3,971	3,781
Pool # BD0512, 5.00%, 4/20/2048	1,412	1,373
Pool # BD0532, 5.00%, 6/20/2048	2,666	2,591
Pool # BG3833, 4.50%, 7/20/2048	6,431	6,124
Pool # BD0549, 5.00%, 8/20/2048	2,212	2,128
Pool # BH9109, 4.50%, 10/20/2048	3,716	3,522
Pool # BJ7085, 5.00%, 12/20/2048	2,266	2,254
Pool # BK7188, 4.50%, 2/20/2049	2,241	2,143
Pool # BK7189, 5.00%, 2/20/2049	2,520	2,488
Pool # BN2622, 4.00%, 6/20/2049	6,146	5,729
Pool # BM9677, 4.50%, 6/20/2049	4,432	4,270
Pool # BM9683, 5.00%, 6/20/2049	3,856	3,821
Pool # BJ1310, 4.50%, 7/20/2049	4,251	4,144

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BO2717, 4.50%, 7/20/2049	4,995	4,914
Pool # BO3146, 4.50%, 7/20/2049	2,602	2,500
Pool # BO3147, 4.50%, 7/20/2049	2,265	2,149
Pool # BO3157, 4.50%, 7/20/2049	2,426	2,337
Pool # BO3158, 4.50%, 7/20/2049	1,489	1,431
Pool # BO3159, 4.50%, 7/20/2049	645	610
Pool # BM9690, 5.00%, 7/20/2049	858	851
Pool # BM9701, 4.50%, 8/20/2049	8,545	8,076
Pool # MA7534, 2.50%, 8/20/2051	28,358	23,769
Pool # CH2866, 3.50%, 10/20/2051	13,942	12,633
Pool # CH2907, 3.50%, 10/20/2051	8,838	8,009
Pool # CH2908, 3.50%, 10/20/2051	3,364	3,020
Pool # CH2964, 3.50%, 10/20/2051	7,908	7,207
Pool # CJ3728, 3.50%, 11/20/2051	977	877
Pool # 786362, 3.00%, 2/20/2052	10,148	8,707
Pool # MA7883, 3.50%, 2/20/2052	7,536	6,731
Pool # CL5064, 3.50%, 3/20/2052	13,097	11,658
Pool # CM2176, 3.50%, 3/20/2052	5,033	4,571
Pool # CL5137, 4.00%, 4/20/2052	8,377	7,707
Pool # MA8200, 4.00%, 8/20/2052	23,570	21,683
Pool # 786842, 4.00%, 4/20/2053	38,625	35,000
Pool # CS4391, 5.50%, 7/20/2053	18,727	18,651
Pool # MA9100, 2.50%, 8/20/2053	25,461	21,370
GNMA II, Single Family, 30 Year
TBA, 5.00%, 6/15/2055 (k)	260,500	252,684
TBA, 5.50%, 6/15/2055 (k)	45,000	44,675
Goodleap
11.00%, 7/15/2042 ‡	7,200	7,388
11.00%, 7/15/2042 ‡	4,685	4,807
Oneslt , 8.00%, 12/15/2030 ‡	19,959	19,959
P4 SFR , 9.25%, 10/11/2026 ‡	18,500	18,223
Renew
12.50%, 12/20/2049 ‡	133,729	4,747
12.50%, 12/20/2049 ‡	160,625	3,060
12.50%, 12/20/2049 ‡	134,406	3,907
Total Mortgage-Backed Securities (Cost $5,884,384)		5,703,271
Asset-Backed Securities — 13.8%
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	8,891	2,605
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	3,455	1,480
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	586	574
Accelerated LLC
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	2,572	2,299
Series 2024-1A, Class D, 7.85%, 8/22/2044 (a)	11,203	11,091
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 6.34%, 12/18/2037 (a) (l)	1,498	1,484
Series 2021-FL4, Class C, 6.69%, 12/18/2037 (a) (l)	8,737	8,588

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Air Canada Pass-Through Trust (Canada)
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,412	1,392
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,222	2,152
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	630	608
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	6,098	5,660
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	779	724
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,671	1,600
Series 2016-2, Class AA, 3.20%, 6/15/2028	611	579
Series 2016-3, Class AA, 3.00%, 10/15/2028	787	740
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	11,203
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	11,448	11,604
American Homes 4 Rent Trust
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,243
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,085	18,048
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	15,078	12,477
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 (a)	5,339	5,317
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	15,566	15,513
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	17,169	17,111
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 (a)	11,823	11,716
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,337
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	12,201
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,653
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	34,734	32,921
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	19,114	18,387
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	7,645	7,383
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	7,645	7,421
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	12,208
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	27,165	25,514
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	20,400
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (a) (g)	20,175	19,060
Series 2024-SFR2, Class F1, 4.15%, 11/17/2041 (a)	6,534	5,848
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	9,147	8,846
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,480	2,416
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	3,365	3,259
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,948	3,916
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	15,549	15,588
Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	6,638	6,631
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	8,875	8,875
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class E, 8.00%, 10/15/2029 (a)	8,000	8,260
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.67%, 6/25/2043 (l)	92	94
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	24,132	24,451

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
7.12%, 7/16/2054 ‡	30,524	30,707
Bridge Trust Series 2024-SFR1, Class E2, 5.50%, 8/17/2040 (a)	5,900	5,534
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	10,104
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,118
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	26,250	26,889
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	721	688
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	414	399
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,244	1,185
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	419	387
Business Jet Securities LLC
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	9,218	9,093
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	13,157	13,110
BXG Receivables Note Trust
Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	521	518
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	17,042	17,346
Caerus Uinta ABS LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 (a)	18,340	18,743
Camden, 8.50%, 9/15/2031 ‡	19,747	19,302
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	3,832
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,506	5,156
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,520	4,175
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	8,367
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	8,683
Carvana Auto Receivables Trust
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	9,426	9,267
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,209
Series 2024-N3, Class D, 5.38%, 12/10/2030 (a)	19,000	18,868
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (l)	16,503	15,161
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,089
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,192
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (g)	13,761	11,084
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	10	10
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (a) (g)	3,291	3,265
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (g)	3,391	3,349
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,497
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.31%, 6/25/2040 (a) (l)	941	62
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	229	227
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (l)	8,101	8,012
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	9,960
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	34,379
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	10,000	10,094
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	22,315

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,677
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,695
7.68%, 4/17/2034 ‡	38,893	39,052
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	42,168	43,471
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	30,000	30,192
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.19%, 3/25/2034 (l)	21	21
Series 2004-1, Class M2, 5.26%, 3/25/2034 (l)	3	4
Series 2004-1, Class 3A, 5.00%, 4/25/2034 (l)	288	270
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.34%, 10/25/2034 (l)	87	87
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	18,735	18,261
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,422	2,351
Series 2020-1, Class AA, 2.00%, 6/10/2028	3,840	3,587
Diamond Resorts Owner Trust Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	1,979	1,959
Diversified ABS Holdings LLC Series 2024-2A, Class B, 11.50%, 9/30/2044 ‡ (a)	4,659	4,664
Diversified ABS LLC Series 2025-1A, Class B, 10.40%, 2/28/2045 ‡ (a)	30,495	30,606
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	12,985	12,849
Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	20,434	20,537
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	11,480	11,611
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	4,985	5,105
Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	6,144	6,299
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	14,500	14,455
DT Auto Owner Trust
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,449
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	11,500	12,382
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	12,880	13,741
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	4,024	3,452
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	615	603
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,102	1,025
Energy Assets, 8.11%, 8/25/2044 ‡	9,026	9,093
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	9,324
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	31,042
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	32,592
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,813
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	12,235
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,562
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,247
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,634
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,000	6,860
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,699	3,671
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	21,192	20,904
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	18,930	18,669

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	31,898	29,417
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	6,469	5,936
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	9,309
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	19,967	19,274
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	16,851	16,294
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	14,566	14,058
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	10,577	10,069
Series 2021-SFR3, Class F2, 3.83%, 12/17/2038 (a)	9,294	8,914
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	28,086	24,305
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	11,500	9,840
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	16,525	15,939
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	32,750	31,340
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	13,000	12,379
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	23,000	21,581
Flagship Credit Auto Trust
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	6,006	6,049
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,500	1,012
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (l)	14,562	14,101
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (l)	7,766	7,294
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (l)	21,942	20,611
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (l)	40,000	40,071
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,705
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	22,639
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,377	12,475
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	22,327	22,971
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	1,700	1,697
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	4,514	4,512
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	4,036
FTF Funding II LLC, 8.00%, 8/15/2025 ‡	5,055	3,893
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	29,459	29,697
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (l)	74	75
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	20,556	20,418
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,317	11,379
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,927
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,668
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,260
Series 2024-4A, Class E, 7.51%, 8/15/2031 (a)	3,500	3,543
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,951
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (l)	3,395	3,101
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	19,155	17,997
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	22,372	22,226
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	601	549
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	450	412

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	3,854	3,416
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	9,240
Grene Energy Senio
11.00%, 1/17/2061 ‡	1,347	1,141
11.00%, 1/17/2061 ‡	3,269	2,736
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	3,518	3,515
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	1,707	1,482
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,406	1,250
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	1,763	1,529
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	967	908
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	435	389
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	1,554	1,412
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	1,617	1,453
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,543
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 8.08%, 4/20/2037 (a) (l)	10,651	10,682
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	1,920	1,887
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	2,448	2,476
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	1,793	1,802
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	6,532	6,335
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,041	1,008
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	3,403	3,324
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,199	6,906
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,957	8,480
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	12,927	11,602
HPA Frn, 3.95%, 4/15/2026 ‡	5,646	5,584
Jonah, 7.80%, 11/10/2037 ‡ (a)	16,833	16,900
Jonah Energy ABS II LLC
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (a)	34,739	34,739
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (a)	17,130	17,130
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	10,659	10,695
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	39,000	39,199
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.91%, 9/25/2037 (a) (l)	1,410	23
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 (a) (l)	1,347	24
Series 2013-2, Class A, IO, 1.75%, 3/25/2039 (a) (l)	1,195	34
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	4,731	4,770
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	1,985	1,940
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	2,370
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	3,159	3,113
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	1,523

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (a) (l)	759	750
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (a) (l)	117	115
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	18,000	16,439
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	14,200	12,635
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	27,785	27,536
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	11,827	11,828
Series 2025-1A, Class E, 8.91%, 9/20/2034 ‡ (a)	9,420	9,556
LFT CRE Ltd.
Series 2021-FL1, Class D, 6.89%, 6/15/2039 (a) (l)	13,821	13,630
Series 2021-FL1, Class E, 7.39%, 6/15/2039 (a) (l)	12,134	11,880
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,890	4,912
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	2,236	2,213
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	7,401	7,297
Mariner Finance Issuance Trust
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	16,200	16,765
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	7,600	7,218
Series 2024-AA, Class E, 9.02%, 9/22/2036 (a)	10,516	10,809
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	7,695
Series 2025-AA, Class E, 8.64%, 5/20/2038 (a)	8,250	8,333
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	6,432	6,471
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	29,950	30,200
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	16	16
Series 2005-1, Class M1, 6.11%, 1/15/2040	381	380
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	496	497
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	602	603
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	248	251
MNR ABS Issuer I LLC
8.95%, 12/15/2038 ‡	6,461	6,580
12.44%, 12/15/2038 ‡	18,267	18,724
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.69%, 3/25/2033 (l)	53	51
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	3,932	3,853
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	4,995	5,088
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	4,503	4,588
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	7,347	7,401
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (g)	167	164
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	8,975	9,008
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	3,500	3,456
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,945	5,721
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	3,561	3,525
Octane Receivables Trust
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,802
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	2,034

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,535
Oportun Issuance Trust
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	258	259
Series 2024-1A, Class A, 6.33%, 4/8/2031 (a)	369	369
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	2,456	2,393
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	3,688	3,631
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	2,590	2,588
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,340	5,416
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	34,906
Pagaya AI Technology in Housing Trust
Series 2022-1, Class G, 2.48%, 8/25/2025 (a)	11,447	11,234
Series 2022-1, Class F, 4.25%, 8/25/2025 (a)	15,044	14,830
Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	24,284
Pendoor Proper, 0.00%, 2/15/2026 ‡ (a)	5,521	5,472
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,343
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (a) (g)	36,643	36,618
Progress Residential Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	9,166
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	20,657
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	23,144
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	19,353
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,846
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	11,743
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	14,250	13,182
Series 2024-SFR4, Class E1, 3.33%, 7/17/2041 (a)	13,000	11,608
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	9,987	9,987
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	34,813	34,813
Raisa Funding I LLC, 11.71%, 6/15/2038 ‡	7,322	7,489
Rcfii Baml Frn, 12.35%, 12/17/2025 ‡ (a)	5,187	5,168
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,100	2,068
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	781	726
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	210	208
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	8,420	7,648
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	9,497	9,306
Retium-rcaf, 12.35%, 12/17/2025 ‡ (a)	11,296	11,253
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (g)	20,773	20,630
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (g)	33,969	33,741
RT Fin LLC, 11.71%, 10/15/2043 ‡	11,139	11,162
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	7,500	7,502
Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,839
Series 2022-5, Class D, 5.67%, 12/16/2030	35,600	35,891
Series 2022-6, Class D, 5.69%, 2/18/2031	27,300	27,550
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,152

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	19,600	19,801
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,582
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	6,899
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	10,938
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000	4,955
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	19,284
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.84%, 1/25/2036 (g)	124	104
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	1,239	1,213
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	599	581
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	3,634	3,587
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	2,936	3,061
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	2,129	2,192
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	2,517	2,600
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	1,693	1,736
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	2,139	2,195
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	3,435	3,354
Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	1,163	1,180
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 4.52%, 6/25/2037 (l)	657	429
Stream Innovations Issuer Trust Series 2025-1A, Class D, 8.40%, 9/15/2045 ‡ (a)	1,350	1,354
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	682	682
Tricolor Auto Securitization Trust Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	2,986	3,000
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,678
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	325	325
Series 2016-2, Class B, 3.65%, 10/7/2025	695	688
Series 2014-1, Class A, 4.00%, 4/11/2026	1,655	1,636
Series 2014-2, Class A, 3.75%, 9/3/2026	747	732
Series 2016-1, Class AA, 3.10%, 7/7/2028	798	758
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,090	1,023
Series 2018-1, Class AA, 3.50%, 3/1/2030	8,167	7,646
Series 2018-1, Class A, 3.70%, 3/1/2030	846	783
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,073	1,013
Series 2019-1, Class A, 4.55%, 8/25/2031	1,279	1,177
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,368	1,208
Series 2024-1, Class AA, 5.45%, 2/15/2037	6,773	6,727
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	14,936	15,222
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	366
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	—
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	10,789	10,952
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,768
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	25,576	25,168
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	52,470
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (g)	2,091	2,090
VOLT XCIX LLC Series 2021-NPL8, Class A1, 6.12%, 4/25/2051 (a) (g)	1,692	1,691
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (g)	1,523	1,521
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (g)	2,276	2,274

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (g)	2,722	2,718
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,367	2,408
Series 2024-1A, Class D, 9.26%, 1/20/2038 (a)	5,743	5,821
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,416
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,494
Ygrene Energy Fund, Inc., 11.00%, 3/29/2026 ‡	11,441	10,521
Total Asset-Backed Securities (Cost $3,203,763)		3,162,143
Commercial Mortgage-Backed Securities — 10.5%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (l)	23,414	18,731
Acrc 3.75%, 11/15/2026 ‡ (a)	29,333	28,160
Areit Frn 9.17%, 10/17/2025 ‡ (a) (l)	30,000	29,610
BAMLL Re-REMIC Trust
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 (a) (l)	7,518	6,345
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 (a) (l)	7,519	6,495
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	8,773	7,015
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	7,496	5,754
Series 2025-FRR5, Class C736, 1.94%, 9/27/2052 (a) (l)	10,609	10,011
Series 2025-FRR5, Class D736, 1.94%, 9/27/2052 (a) (l)	10,608	9,848
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	8,994
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,396
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 1A5, 8.64%, 5/25/2052 (a) (l)	510	507
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 (a) (l)	4,854	4,181
BX
Series 2021-MFM1, Class E, 6.69%, 1/15/2034 (a) (l)	2,208	2,202
Series 2021-MFM1, Class F, 7.44%, 1/15/2034 (a) (l)	1,359	1,353
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,737	8,241
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,871	20,747
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,795	6,377
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,603
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	17,231	12,899
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	9,147
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	10,566
Series 2021-FRR1, Class BK58, 2.40%, 9/29/2029 (a) (l)	10,863	10,194
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.25%, 12/15/2047 (a) (l)	919	887
Commercial Mortgage Trust
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (l)	23,201	22,367
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	5,388	5,375
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	4,189	4,179
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (a) (l)	8,823	1
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	7,031	6,988
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	11,268
FHLMC Series 2023-MN7, Class M2, 10.02%, 9/25/2043 (a) (l)	11,110	11,543
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 8.07%, 1/25/2051 (a) (l)	29,641	30,176

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-MN3, Class M1, 6.62%, 11/25/2051 (a) (l)	3,244	3,247
Series 2021-MN3, Class M2, 8.32%, 11/25/2051 (a) (l)	6,508	6,711
Series 2022-MN4, Class M2, 10.82%, 5/25/2052 (a) (l)	6,067	6,829
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ17, Class A2, 2.98%, 11/25/2025	106	105
Series KS06, Class A2, 2.72%, 7/25/2026	9,785	9,624
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,317
Series KJ26, Class A2, 2.61%, 7/25/2027	12,484	12,249
Series K070, Class A2, 3.30%, 11/25/2027 (l)	5,868	5,743
Series W5FX, Class AFX, 3.21%, 4/25/2028 (l)	9,620	9,365
Series KL05, Class X1P, IO, 0.89%, 6/25/2029 (l)	170,657	5,524
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	45,556
Series K753, Class A2, 4.40%, 10/25/2030	23,410	23,422
Series K152, Class A2, 3.08%, 1/25/2031	8,584	8,041
Series K128, Class X3, IO, 2.78%, 4/25/2031 (l)	12,474	1,605
Series K142, Class AM, 2.40%, 3/25/2032	21,356	18,653
Series K145, Class A2, 2.58%, 5/25/2032	18,119	16,030
Series K146, Class A2, 2.92%, 6/25/2032	13,105	11,835
Series K146, Class AM, 2.92%, 7/25/2032	12,620	11,340
Series K-152, Class A2, 3.78%, 11/25/2032 (l)	34,000	32,267
Series K-160, Class A2, 4.50%, 8/25/2033 (l)	34,000	33,653
Series KX04, Class XFX, IO, 1.66%, 1/25/2034 (l)	152,115	6,853
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	27,407
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (l)	4,320	983
Series Q014, Class X, IO, 2.78%, 10/25/2055 (l)	20,686	3,016
FNMA ACES
Series 2015-M13, Class A2, 2.67%, 6/25/2025 (l)	299	298
Series 2016-M6, Class A2, 2.49%, 5/25/2026	5,821	5,704
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,193	5,089
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (l)	7,006	6,818
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (l)	11,615	11,288
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (l)	4,445	4,350
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (l)	6,948	6,786
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (l)	25,381	24,582
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (l)	26,049	25,265
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (l)	7,769	7,524
Series 2018-M10, Class A2, 3.35%, 7/25/2028 (l)	10,001	9,759
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (l)	33,015	32,332
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	4,360	4,051
Series 2020-M38, Class X2, IO, 1.97%, 11/25/2028 (l)	33,924	1,533
Series 2017-M5, Class A2, 3.01%, 4/25/2029 (l)	15,789	15,103
Series 2019-M7, Class A2, 3.14%, 4/25/2029	15,471	14,790
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (l)	26,082	24,738
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (l)	5,546	5,271
Series 2020-M50, Class A2, 1.20%, 10/25/2030	4,907	4,625
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (l)	76,943	3,308
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (l)	13,688	12,965
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (l)	32,285	31,990

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2023-M1S, Class A2, 4.50%, 4/25/2033 (l)	6,868	6,793
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	52,009
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	37,986	16,733
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (l)	19,415	19,182
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (a) (l)	12,894	12,601
Series 2018-KSL1, Class C, 3.87%, 11/25/2025 ‡ (a) (l)	16,536	16,369
Series 2018-KBX1, Class C, 3.51%, 1/25/2026 (a) (l)	7,281	7,004
Series 2018-KHG1, Class C, 3.90%, 12/25/2027 (a) (l)	32,247	30,091
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	9,701
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	103,822	228
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	41
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	569,114	1,461
Series 2018-K82, Class D, PO, 10/25/2028 (a)	55,000	41,784
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	419
Series 2018-K84, Class D, PO, 11/25/2028 (a)	63,509	46,893
Series 2019-KBF3, Class C, 9.22%, 1/25/2029 (a) (l)	8,458	8,126
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 ‡ (a) (l)	3,500	3,205
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	9,963
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	818,917	2,368
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	282,411	457
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	24,000	17,982
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	32,370	102
Series 2019-KS11, Class C, 4.82%, 6/25/2029 (a) (l)	21,859	19,209
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	588
Series 2019-KS12, Class B, 7.27%, 8/25/2029 (l)	9,429	9,430
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (a) (l)	27,300	22,299
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (l)	41,999	33,421
Series 2023-K752, Class D, PO, 8/25/2030 (a)	26,400	16,870
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	90,300	369
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,620	9,413
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	124,329	242
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	45
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	24,000	16,463
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	270,498	857
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	107
Series 2019-KW10, Class B, 3.63%, 10/25/2032 (a) (l)	8,902	8,137
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	432,834	2,095
Series 2018-K155, Class C, PO, 5/25/2033 (a)	36,871	18,690
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	49,744	288
Series 2018-K157, Class C, PO, 9/25/2033 (a)	50,000	24,611
Series 19K-1510, Class C, 0.00%, 1/25/2034 ‡ (a)	51,057	24,306
Series 19K-1511, Class C, PO, 4/25/2034 (a)	30,000	14,018
Series 19K-1514, Class C, 0.00%, 10/25/2034 ‡ (a)	22,975	10,567
Series 21K-1519, Class C, PO, 12/25/2035 (a)	52,000	22,248
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	52,000	369
Series 2015-K48, Class B, 3.70%, 8/25/2048 (a) (l)	15,614	15,562
Series 2015-K51, Class B, 3.97%, 10/25/2048 (a) (l)	2,670	2,655

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2016-K55, Class B, 4.17%, 4/25/2049 (a) (l)	9,707	9,622
Series 2016-K56, Class B, 3.95%, 6/25/2049 (a) (l)	3,445	3,399
Series 2017-K68, Class D, PO, 10/25/2049 (a)	53,000	43,595
Series 2017-K69, Class D, PO, 10/25/2049 (a)	61,000	49,135
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	228,310	440
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (l)	9,147	8,943
Series 2016-K59, Class B, 3.57%, 11/25/2049 (a) (l)	4,576	4,485
Series 2017-K61, Class C, 3.70%, 12/25/2049 (a) (l)	5,189	5,042
Series 2017-K63, Class B, 3.88%, 2/25/2050 (a) (l)	11,547	11,336
Series 2017-K63, Class C, 3.88%, 2/25/2050 (a) (l)	4,854	4,741
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (l)	9,707	9,487
Series 2018-K81, Class D, PO, 9/25/2051 (a)	56,700	42,144
Series 2018-K83, Class D, PO, 11/25/2051 (a)	33,400	24,701
Series 2019-K92, Class D, PO, 5/25/2052 (a)	76,852	55,516
Series 2020-K116, Class D, PO, 9/25/2052 (a)	87,436	53,725
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	913,392	3,316
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	879
Series 2019-K98, Class B, 3.74%, 10/25/2052 (a) (l)	10,678	10,066
Series 2020-K105, Class D, PO, 3/25/2053 (a)	63,425	40,382
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	671,556	2,311
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	586
Series 2020-K113, Class D, PO, 5/25/2053 (a)	58,000	37,191
Series 2020-K115, Class D, PO, 9/25/2053 (a)	46,661	31,580
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	501,473	1,973
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	113,645	470
Series 2020-K118, Class D, PO, 10/25/2053 (a)	44,300	28,817
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	484,327	1,928
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	98,937	414
Series 2020-K739, Class D, PO, 11/25/2053 (a)	40,021	32,342
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	389,752	655
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	99,553	189
Series 2020-K122, Class D, PO, 1/25/2054 (a)	82,131	49,714
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	841
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	436,577	1,687
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	23,362	14,827
GAM Re-REMIC Trust Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	6,154
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	29,156
HCFT (Luxembourg) 7.25%, 6/13/2025 ‡	26,750	26,375
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	15,794	15,715
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.04%, 4/15/2038 (a) (l)	18,949	18,937
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	24,851
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.69%, 10/25/2049 (a) (l)	33,446	33,644
Series 2020-01, Class M10, 8.19%, 3/25/2050 (a) (l)	46,602	47,279
Series 2023-01, Class M10, 10.82%, 11/25/2053 (a) (l)	53,430	59,706
Series 2025-01, Class M1, 6.71%, 5/25/2055 ‡ (a) (l)	14,000	14,000
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.62%, 12/18/2051 (a) (l)	8,882	7,425
RFM Re-REMIC Trust Series 2022-FRR1, Class BK55, PO, 3/28/2049 (a)	10,552	9,926

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	15,550	15,746
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.22%, 2/13/2053 (a) (l)	57,120	2,457
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	34,374	29,590
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	1,119	1,113
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	4,048	4,035
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.07%, 3/15/2045 (a) (l)	6,446	5,440
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,227	14,312
Total Commercial Mortgage-Backed Securities (Cost $2,467,653)		2,414,415
U.S. Treasury Obligations — 8.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	96,228	58,459
1.13%, 8/15/2040	109,111	65,577
4.75%, 2/15/2041	47,175	46,908
2.25%, 5/15/2041	46,603	33,172
4.38%, 5/15/2041	47,554	45,242
2.00%, 11/15/2041	45,879	30,920
3.13%, 11/15/2041	40,953	32,905
4.00%, 11/15/2042	115,131	103,092
3.63%, 8/15/2043	11,821	9,973
3.75%, 11/15/2043	63,896	54,749
4.75%, 11/15/2043	40,219	39,432
3.38%, 5/15/2044	47,111	37,952
2.50%, 2/15/2045	66,979	46,084
3.00%, 5/15/2045	44,672	33,473
3.00%, 2/15/2047	141,111	103,711
3.00%, 8/15/2048	52,999	38,304
3.38%, 11/15/2048	101,186	78,249
1.88%, 2/15/2051	30,232	16,541
2.38%, 5/15/2051	152,748	94,507
2.25%, 2/15/2052	28,956	17,243
U.S. Treasury Notes
2.00%, 8/15/2025 (m)	11,603	11,548
1.13%, 10/31/2026 (m)	165,947	159,367
0.50%, 8/31/2027	183,364	170,113
4.50%, 5/31/2029	244,231	249,401
4.88%, 10/31/2030	41,863	43,582
4.25%, 11/15/2034	153,229	151,721
U.S. Treasury STRIPS Bonds
4.48%, 5/15/2031 (n)	141,586	110,379
5.04%, 11/15/2033 (n)	30,160	20,769
4.99%, 5/15/2040 (n)	63,558	30,076
3.26%, 8/15/2040 (n)	37,081	17,256
3.18%, 8/15/2041 (n)	129,383	57,008
4.12%, 2/15/2042 (n)	10,407	4,446
3.69%, 5/15/2042 (n)	18,492	7,788

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.84%, 11/15/2042 (n)	7,625	3,119
2.40%, 11/15/2043 (n)	24,977	9,647
Total U.S. Treasury Obligations (Cost $2,342,207)		2,032,713
Collateralized Mortgage Obligations — 4.1%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (g)	9,350	9,354
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	—	—
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	10
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	184	190
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	116	94
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	444	338
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	280	159
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	113	56
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (l)	1	1
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (l)	12,500	12,677
10.14%, 3/25/2031 ‡ (l)	7,500	7,735
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	551	511
Series 2005-7, Class 30, PO, 11/25/2035	18	18
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 6.59%, 7/25/2034 (l)	36	35
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.04%, 10/25/2033 (l)	8	9
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 8.83%, 3/25/2031 (l)	—	—
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (g)	8,691	8,873
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 6.67%, 6/25/2035 (l)	214	212
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	4	2
Series 2004-3, Class A25, 5.75%, 4/25/2034	53	52
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	57	58
Series 2005-22, Class 2A1, 5.20%, 11/25/2035 (l)	132	108
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.91%, 8/25/2034 (l)	24	23
Series 2004-HYB4, Class AA, 4.77%, 12/25/2034 (l)	15	14
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	166	53
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	44
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	182	197
5.77%, 1/10/2033 (a)	241	239
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	3	2
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056 (g)	12,000	9,569
Series 2017-4, Class MT, 3.50%, 6/25/2057	7,958	7,081
Series 2018-4, Class HZ, 3.00%, 3/25/2058	12,668	8,378
Series 2019-3, Class MT, 3.50%, 10/25/2058	33,973	30,132

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-3, Class M55D, 4.00%, 10/25/2058	12,445	11,604
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,744	30,579
Series 2020-1, Class MB, 2.50%, 8/25/2059	32,000	22,510
Series 2021-1, Class BXS, 14.39%, 9/25/2060 (a) (l)	10,142	7,140
Series 2021-2, Class BXS, 15.44%, 11/25/2060 (a) (l)	4,769	3,233
Series 2022-1, Class MTU, 3.25%, 11/25/2061	26,258	22,371
Series 2023-1, Class MT, 3.00%, 10/25/2062	22,284	18,506
Series 2024-2, Class MT, 3.50%, 5/25/2064	37,903	32,576
FHLMC, REMIC
Series 3005, Class ED, 5.00%, 7/15/2025	—	—
Series 4030, Class IL, IO, 3.50%, 4/15/2027	40	—
Series 4060, Class TB, 2.50%, 6/15/2027	1,737	1,704
Series 2022, Class PE, 6.50%, 1/15/2028	2	2
Series 2036, Class PG, 6.50%, 1/15/2028	15	15
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4	—
Series 2091, Class PG, 6.00%, 11/15/2028	50	51
Series 2116, Class ZA, 6.00%, 1/15/2029	12	13
Series 2148, Class ZA, 6.00%, 4/15/2029	4	4
Series 2995, Class FT, 4.70%, 5/15/2029 (l)	21	20
Series 2530, Class SK, IF, IO, 3.65%, 6/15/2029 (l)	72	4
Series 2201, Class C, 8.00%, 11/15/2029	7	7
Series 3648, Class CY, 4.50%, 3/15/2030	116	116
Series 3737, Class DG, 5.00%, 10/15/2030	2	2
Series 2293, Class ZA, 6.00%, 3/15/2031	17	18
Series 2310, Class Z, 6.00%, 4/15/2031	3	3
Series 2313, Class LA, 6.50%, 5/15/2031	1	1
Series 2325, Class JO, PO, 6/15/2031	19	17
Series 2330, Class PE, 6.50%, 6/15/2031	44	45
Series 2410, Class QB, 6.25%, 2/15/2032	103	104
Series 2534, Class SI, IF, 9.50%, 2/15/2032 (l)	13	15
Series 2427, Class GE, 6.00%, 3/15/2032	225	233
Series 2430, Class WF, 6.50%, 3/15/2032	146	152
Series 2594, Class IV, IO, 7.00%, 3/15/2032	24	2
Series 2643, Class SA, IF, 16.60%, 3/15/2032 (l)	3	4
Series 2466, Class DH, 6.50%, 6/15/2032	16	16
Series 4146, Class KI, IO, 3.00%, 12/15/2032	1,757	134
Series 2543, Class YX, 6.00%, 12/15/2032	86	89
Series 2557, Class HL, 5.30%, 1/15/2033	53	53
Series 2586, IO, 6.50%, 3/15/2033	101	8
Series 2610, Class UI, IO, 6.50%, 5/15/2033	75	11
Series 2764, Class S, IF, 2.63%, 7/15/2033 (l)	11	11
Series 2656, Class AC, 6.00%, 8/15/2033	32	33
Series 2733, Class SB, IF, 4.01%, 10/15/2033 (l)	101	98
Series 3005, Class PV, IF, 5.74%, 10/15/2033 (l)	—	—
Series 2699, Class W, 5.50%, 11/15/2033	81	84
Series 3611, PO, 7/15/2034	23	20
Series 2845, Class QH, 5.00%, 8/15/2034	62	63
Series 2912, Class EH, 5.50%, 1/15/2035	337	349

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3059, Class B, 5.00%, 2/15/2035	—	—
Series 2980, Class QB, 6.50%, 5/15/2035	13	14
Series 3031, Class BN, IF, 4.19%, 8/15/2035 (l)	164	171
Series 3117, Class EO, PO, 2/15/2036	43	38
Series 3134, PO, 3/15/2036	13	11
Series 3152, Class MO, PO, 3/15/2036	86	75
Series 3184, Class YO, PO, 3/15/2036	193	164
Series 3138, PO, 4/15/2036	16	14
Series 3187, Class Z, 5.00%, 7/15/2036	431	440
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (l)	9	9
Series 3201, Class IN, IF, IO, 1.80%, 8/15/2036 (l)	82	5
Series 3202, Class HI, IF, IO, 2.20%, 8/15/2036 (l)	301	27
Series 3855, Class AM, 6.50%, 11/15/2036	44	46
Series 3274, Class B, 6.00%, 2/15/2037	46	48
Series 3292, Class DO, PO, 3/15/2037	26	23
Series 3305, Class IW, IF, IO, 2.00%, 4/15/2037 (l)	108	5
Series 3306, Class TC, IF, 6.66%, 4/15/2037 (l)	8	8
Series 3306, Class TB, IF, 7.20%, 4/15/2037 (l)	9	9
Series 3331, PO, 6/15/2037	19	16
Series 3605, Class NC, 5.50%, 6/15/2037	242	252
Series 3383, Class OP, PO, 11/15/2037	31	26
Series 3409, Class DB, 6.00%, 1/15/2038	257	269
Series 3546, Class A, 6.83%, 2/15/2039 (l)	27	28
Series 3531, Class SM, IF, IO, 1.65%, 5/15/2039 (l)	10	1
Series 3572, Class JS, IF, IO, 2.35%, 9/15/2039 (l)	25	2
Series 3592, Class BZ, 5.00%, 10/15/2039	964	982
Series 3609, Class SA, IF, IO, 1.89%, 12/15/2039 (l)	172	10
Series 3610, Class CA, 4.50%, 12/15/2039	82	82
Series 3653, Class HJ, 5.00%, 4/15/2040	37	37
Series 3677, Class PB, 4.50%, 5/15/2040	545	544
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (l)	76	76
Series 4796, Class CZ, 4.00%, 5/15/2048	10,010	9,367
Series 4830, Class WZ, 4.00%, 9/15/2048	9,917	9,270
Series 5354, PO, 10/25/2053	4,176	3,130
FHLMC, STRIPS
Series 186, PO, 8/1/2027	18	18
Series 262, Class 35, 3.50%, 7/15/2042	1,408	1,310
Series 279, Class 35, 3.50%, 9/15/2042	367	341
Series 323, Class 300, 3.00%, 1/15/2044	1,399	1,247
Series 334, Class 300, 3.00%, 8/15/2044	1,352	1,224
Series 406, PO, 10/25/2053	14,633	11,811
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.34%, 10/25/2037 (l)	169	151
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 5.18%, 9/25/2034 (l)	27	27
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.48%, 12/25/2034 (l)	35	34
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	6	6
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	63	64
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	64	65

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	141	145
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	16	17
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	34	35
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	67	68
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,535	92,531
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.50%, 8/25/2041 (l)	5,190	24
Series 2002-T4, IO, 0.40%, 12/25/2041 (l)	12,917	183
Series 2002-T4, Class A2, 7.00%, 12/25/2041	154	159
Series 2002-T4, Class A4, 9.50%, 12/25/2041	263	281
Series 2002-T19, Class A1, 6.50%, 7/25/2042	230	240
Series 2002-T16, Class A2, 7.00%, 7/25/2042	278	290
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	78	80
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	81	82
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	102	105
Series 2004-T3, Class 14, IO, 0.60%, 2/25/2044 (l)	1,868	13
FNMA, REMIC
Series 1997-20, Class D, 7.00%, 3/17/2027	1	1
Series 1997-11, Class E, 7.00%, 3/18/2027	1	1
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	149	3
Series 1997-42, Class EG, 8.00%, 7/18/2027	6	6
Series 1997-63, Class ZA, 6.50%, 9/18/2027	1	1
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	938	22
Series 1999-47, Class JZ, 8.00%, 9/18/2029	30	30
Series 2000-8, Class Z, 7.50%, 2/20/2030	28	29
Series 2001-36, Class ST, IF, IO, 4.06%, 11/25/2030 (l)	36	3
Series 2001-14, Class Z, 6.00%, 5/25/2031	17	18
Series 2001-16, Class Z, 6.00%, 5/25/2031	19	20
Series 2001-72, Class SB, IF, IO, 3.06%, 12/25/2031 (l)	97	5
Series 2001-81, Class HE, 6.50%, 1/25/2032	173	180
Series 2002-19, Class SC, IF, 6.40%, 3/17/2032 (l)	2	2
Series 2002-56, Class PE, 6.00%, 9/25/2032	226	234
Series 2002-86, Class PG, 6.00%, 12/25/2032	160	165
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	1,780	141
Series 2003-25, Class KP, 5.00%, 4/25/2033	451	448
Series 2003-22, Class Z, 6.00%, 4/25/2033	124	128
Series 2003-47, Class PE, 5.75%, 6/25/2033	135	140
Series 2003-64, Class SX, IF, 2.59%, 7/25/2033 (l)	8	8
Series 2003-91, Class SD, IF, 5.11%, 9/25/2033 (l)	2	2
Series 2003-130, Class HZ, 6.00%, 1/25/2034	4,109	4,286
Series 2004-72, Class F, 4.94%, 9/25/2034 (l)	21	20
Series 2005-19, Class PB, 5.50%, 3/25/2035	796	817
Series 2005-42, Class PS, IF, 5.91%, 5/25/2035 (l)	1	1
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 2.26%, 6/25/2035 (l)	100	4
Series 2005-65, Class KO, PO, 8/25/2035	24	22
Series 2005-72, Class WS, IF, IO, 2.31%, 8/25/2035 (l)	42	3

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-84, Class XM, 5.75%, 10/25/2035	25	25
Series 2005-90, Class ES, IF, 5.78%, 10/25/2035 (l)	14	15
Series 2005-106, Class US, IF, 8.30%, 11/25/2035 (l)	9	9
Series 2006-9, Class KZ, 6.00%, 3/25/2036	98	102
Series 2006-22, Class AO, PO, 4/25/2036	48	43
Series 2006-27, Class OB, PO, 4/25/2036	416	343
Series 2006-27, Class OH, PO, 4/25/2036	11	9
Series 2006-20, Class IB, IF, IO, 2.15%, 4/25/2036 (l)	93	8
Series 2011-19, Class ZY, 6.50%, 7/25/2036	86	92
Series 2006-77, Class PC, 6.50%, 8/25/2036	47	48
Series 2006-110, PO, 11/25/2036	48	42
Series 2006-128, PO, 1/25/2037	51	43
Series 2007-10, Class Z, 6.00%, 2/25/2037	16	16
Series 2007-22, Class SC, IF, IO, 1.64%, 3/25/2037 (l)	19	—
Series 2007-54, Class IB, IF, IO, 1.97%, 6/25/2037 (l)	1,611	159
Series 2007-109, Class YI, IF, IO, 2.01%, 12/25/2037 (l)	796	81
Series 2008-91, Class SI, IF, IO, 1.56%, 3/25/2038 (l)	162	6
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (l)	322	46
Series 2008-62, Class SM, IF, IO, 1.76%, 7/25/2038 (l)	300	17
Series 2009-29, Class LA, 1.10%, 5/25/2039 (l)	160	136
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	98	15
Series 2009-112, Class ST, IF, IO, 1.81%, 1/25/2040 (l)	167	16
Series 2009-112, Class SW, IF, IO, 1.81%, 1/25/2040 (l)	110	10
Series 2010-10, Class NT, 5.00%, 2/25/2040	413	419
Series 2010-49, Class SC, IF, 3.79%, 3/25/2040 (l)	60	57
Series 2010-35, Class SB, IF, IO, 1.98%, 4/25/2040 (l)	163	10
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,192	1,098
Series 2011-126, Class KB, 4.00%, 12/25/2041	5,441	5,345
Series 2016-33, Class JA, 3.00%, 7/25/2045	6,130	5,777
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,929	4,563
Series 2007-71, Class GZ, 6.00%, 7/25/2047	53	56
Series 2019-20, Class H, 3.50%, 5/25/2049	5,354	4,861
Series 2025-18, Class MA, 0.50%, 9/25/2054	91,883	74,577
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.87%, 6/25/2029 (l)	2,001	38
Series 2001-W3, Class A, 4.51%, 9/25/2041 (l)	83	83
Series 2002-W10, IO, 0.90%, 8/25/2042 (l)	1,103	41
Series 2003-W4, Class 2A, 5.16%, 10/25/2042 (l)	44	44
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (l)	6,288	124
FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	176	160
Series 380, Class S36, IF, IO, 3.46%, 7/25/2037 (l)	58	8
Series 383, Class 68, IO, 6.50%, 9/25/2037	35	7
Series 383, Class 86, IO, 7.00%, 9/25/2037 (l)	22	4
Series 383, Class 69, IO, 6.50%, 10/25/2037 (l)	49	8
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	10
Series 2005-AR3, Class 3A4, 4.61%, 6/19/2035 (l)	18	18

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GNMA
Series 2014-60, Class W, 4.05%, 2/20/2029 (l)	99	98
Series 2003-18, Class PG, 5.50%, 3/20/2033	185	184
Series 2003-52, Class SB, IF, 3.77%, 6/16/2033 (l)	22	22
Series 2003-101, Class SK, IF, IO, 2.12%, 10/17/2033 (l)	292	1
Series 2004-2, Class SA, IF, 4.26%, 1/16/2034 (l)	92	91
Series 2004-19, Class KE, 5.00%, 3/16/2034	773	769
Series 2004-86, Class SP, IF, IO, 1.66%, 9/20/2034 (l)	54	1
Series 2004-90, Class SI, IF, IO, 1.66%, 10/20/2034 (l)	144	8
Series 2010-31, Class SK, IF, IO, 1.66%, 11/20/2034 (l)	98	3
Series 2004-105, Class SN, IF, IO, 1.66%, 12/20/2034 (l)	325	7
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	23	3
Series 2006-26, Class S, IF, IO, 2.06%, 6/20/2036 (l)	257	5
Series 2006-33, Class PK, 6.00%, 7/20/2036	78	79
Series 2009-81, Class A, 5.75%, 9/20/2036	42	43
Series 2007-7, Class EI, IF, IO, 1.76%, 2/20/2037 (l)	370	21
Series 2007-9, Class CI, IF, IO, 1.76%, 3/20/2037 (l)	232	15
Series 2007-17, Class JO, PO, 4/16/2037	27	22
Series 2007-16, Class KU, IF, IO, 2.21%, 4/20/2037 (l)	242	10
Series 2007-22, Class PK, 5.50%, 4/20/2037	391	396
Series 2007-26, Class SC, IF, IO, 1.76%, 5/20/2037 (l)	80	2
Series 2007-24, Class SA, IF, IO, 2.07%, 5/20/2037 (l)	363	20
Series 2009-16, Class SJ, IF, IO, 2.36%, 5/20/2037 (l)	378	19
Series 2008-34, Class OC, PO, 6/20/2037	80	64
Series 2009-106, Class XL, IF, IO, 2.31%, 6/20/2037 (l)	116	6
Series 2009-79, Class OK, PO, 11/16/2037	57	47
Series 2007-67, Class SI, IF, IO, 2.07%, 11/20/2037 (l)	77	1
Series 2008-40, Class SA, IF, IO, 1.96%, 5/16/2038 (l)	231	11
Series 2008-40, Class PS, IF, IO, 2.06%, 5/16/2038 (l)	104	6
Series 2008-50, Class SA, IF, IO, 1.79%, 6/20/2038 (l)	564	33
Series 2008-49, Class PH, 5.25%, 6/20/2038	405	406
Series 2008-55, Class PL, 5.50%, 6/20/2038	381	381
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	156	4
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	99	3
Series 2009-72, Class SM, IF, IO, 1.81%, 8/16/2039 (l)	132	10
Series 2010-157, Class OP, PO, 12/20/2040	125	106
Series 2015-157, Class GA, 3.00%, 1/20/2045	219	211
Series 2025-6, Class GA, 3.50%, 1/20/2048	57,975	55,129
Series 2022-83, Class GZ, 3.00%, 5/20/2052	15,800	12,290
Series 2012-H11, Class FA, 5.13%, 2/20/2062 (l)	681	686
Series 2012-H18, Class FA, 4.98%, 8/20/2062 (l)	67	68
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 5.43%, 8/20/2063 (l)	187	190
Series 2013-H23, Class FA, 5.73%, 9/20/2063 (l)	275	279
Series 2015-H02, Class HA, 2.50%, 1/20/2065	187	183
Series 2015-H04, Class FL, 4.91%, 2/20/2065 (l)	1,667	1,671
Series 2015-H23, Class FB, 4.95%, 9/20/2065 (l)	2,075	2,082
Series 2015-H32, Class FH, 5.09%, 12/20/2065 (l)	226	227

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-H16, Class FD, 6.30%, 6/20/2066 (l)	2,832	2,862
Series 2016-H17, Class FC, 5.26%, 8/20/2066 (l)	1,960	1,966
Series 2017-H08, Class XI, IO, 2.28%, 3/20/2067 (l)	7,252	315
Series 2017-H11, Class XI, IO, 1.47%, 5/20/2067 (l)	21,408	808
Series 2017-H14, Class XI, IO, 1.53%, 6/20/2067 (l)	8,818	239
Series 2017-H14, Class AI, IO, 1.97%, 6/20/2067 (l)	9,454	532
Series 2017-H23, Class FA, 4.91%, 10/20/2067 (l)	9,200	9,231
Series 2019-H09, Class FA, 4.93%, 5/20/2069 (l)	6,742	6,770
Series 2021-H10, Class AF, 5.83%, 6/20/2071 (l)	22,492	23,035
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	332	320
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	29	29
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	31	32
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	41	43
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	17	18
Series 2005-5F, Class 8A1, 4.94%, 6/25/2035 (l)	7	7
Series 2005-5F, Class 8A3, 4.94%, 6/25/2035 (l)	4	4
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.82%, 10/25/2034 (a) (l)	18,687	19,467
Impac CMB Trust
Series 2004-10, Class 3A1, 5.14%, 3/25/2035 (l)	92	89
Series 2004-10, Class 3A2, 5.24%, 3/25/2035 (l)	60	59
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	16	16
Series 2006-A2, Class 5A3, 7.11%, 11/25/2033 (l)	18	18
Series 2006-A2, Class 4A1, 7.21%, 8/25/2034 (l)	46	46
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	17	17
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	179	164
Series 2007-A1, Class 5A2, 6.38%, 7/25/2035 (l)	11	11
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (g)	10,363	10,363
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (g)	16,800	16,868
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (g)	29,890	30,170
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.83%, 4/21/2034 (l)	12	12
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	161	160
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	208	211
Series 2004-7, Class 30, PO, 8/25/2034	14	10
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	9	9
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	26	22
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	8	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 5.30%, 7/25/2029 (l)	18	18
Series 2004-D, Class A3, 6.24%, 9/25/2029 (l)	11	10

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	11,784	11,792
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (l)	86	84
Series 2004-7AR, Class 2A6, 5.74%, 9/25/2034 (l)	21	21
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (l)	57	52
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	12,965	13,042
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (g)	15,200	15,083
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	59,336	58,761
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (g)	24,500	24,314
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	41
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	27	26
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (g)	3,126	3,054
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.07%, 9/25/2032 (a) (l)	11,858	12,359
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	561	483
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	40
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	8	8
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	24,667	21,114
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.57%, 10/25/2034 (a) (l)	34,075	33,956
Sequoia Mortgage Trust Series 2004-8, Class A2, 5.46%, 9/20/2034 (l)	113	105
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 5.38%, 10/25/2034 (l)	18	17
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 5.67%, 9/25/2033 (l)	215	208
Series 2003-37A, Class 2A, 5.75%, 12/25/2033 (l)	28	28
Series 2003-37A, Class 1A, 5.77%, 12/25/2033 (l)	350	347
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (g)	1,933	1,893
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (l)	33,739	28,974
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	24,348
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	23	23
Series 1998-1, Class 2E, 7.00%, 3/15/2028	141	142
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	24	24
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.22%, 8/25/2033 (l)	47	46
Series 2003-AR9, Class 1A6, 6.55%, 9/25/2033 (l)	36	36
Series 2004-AR3, Class A1, 5.42%, 6/25/2034 (l)	13	12
Series 2004-AR3, Class A2, 5.42%, 6/25/2034 (l)	117	109
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	101	101
Series 2004-AR11, Class A, 6.93%, 10/25/2034 (l)	96	94
Series 2005-AR2, Class 2A21, 5.10%, 1/25/2045 (l)	12	12
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	206	187
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	67	69

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 7.49%, 7/25/2034 (l)	22	22
Series 2004-U, Class A1, 7.30%, 10/25/2034 (l)	54	54
Total Collateralized Mortgage Obligations (Cost $983,980)		940,309
Loan Assignments — 1.3% (o)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/31/2031 (c)	6,413	6,377
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028 (c)	7,620	7,618
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030 (c)	8,848	8,797
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/28/2031 (c)	3,275	3,266
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 3/19/2029 (c)	5,135	5,127
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/10/2032 (c)	3,600	3,582
		20,772
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 12/20/2029 (c)	4,742	4,750
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 2/18/2030 (c)	5,123	4,947
		9,697
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028 (c)	3,505	3,500
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (c)	1,080	854
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.91%, 6/30/2026 ‡ (c)	30	31
Moran Foods LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 8.50%), 12.70%, 1/2/2029 ‡ (c)	239	239
Moran Foods LLC, 1st Lien Term Loan A (12-MONTH CME TERM SOFR + 2.50%), 6.28%, 1/2/2029 ‡ (c)	273	273
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (c)	1,333	642
		2,039
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2027 (c)	4,736	4,735
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2031 (c)	3,570	3,534
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 9/20/2030 (c)	4,397	4,382
Electrical Equipment — 0.1%
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 3/2/2027 (c)	9,349	9,337
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031 (c)	6,047	6,051
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.03%, 3/27/2029 (c)	1,482	1,489
		7,540

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (c)	2,997	2,997
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (c)	917	916
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (c)	6,670	6,636
		10,549
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/23/2028 (c)	2,285	2,283
Health Care Providers & Services — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028 (c)	8,219	8,217
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030 (c)	9,826	9,649
		17,866
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.33%, 8/9/2027 (c)	3,289	3,286
Household Durables — 0.0% ^
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 4.00%), 8.33%, 8/15/2028 (c)	3,516	3,513
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.68%, 8/21/2028 (c)	3,523	3,510
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030 (c)	5,123	5,121
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 9/27/2030 (c)	5,249	5,222
		13,853
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031 (c)	1,713	1,713
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028 (c)	3,620	3,472
(1-MONTH CME TERM SOFR + 4.25%), 8.58%, 12/31/2031 (c)	2,450	2,228
		7,413
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (h) (l)	122	1
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/18/2030 (c)	3,230	3,148
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/26/2031 (c)	3,995	3,965
		7,114
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 4/5/2029 (c)	3,082	3,089
Terex Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 10/8/2031 (c)	2,625	2,626
		5,715
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 12/9/2030 (c)	13,455	13,431
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028 (c)	1,096	1,072
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 1/18/2028 (c)	12,878	12,701
Outfront Media Capital LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/18/2026 (c)	2,685	2,683
		29,887

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.08%, 11/22/2030 (c)	8,555	8,552
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 8/16/2030 (c)	4,447	4,447
		12,999
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028 (c)	7,866	7,775
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028 (c)	3,695	2,596
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.17%, 8/2/2027 (c)	3,555	3,549
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031 (c)	12,769	12,739
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (c)	10,257	10,119
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/15/2029 (c)	3,588	3,571
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 11/25/2031 (c)	8,090	8,106
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029 (c)	5,284	4,694
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2032 (c)	9,955	9,919
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.21%, 11/13/2031 (c)	6,575	6,566
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031 (c)	9,288	9,303
		42,159
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 6.50%), 10.73%, 12/18/2026 (c)	1,499	954
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027 (c)	1,569	1,507
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (c)	6,223	5,753
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029 (c)	5,681	5,618
		13,832
Total Loan Assignments (Cost $291,835)		286,778
Foreign Government Securities — 0.9%
Arab Republic of Egypt
7.60%, 3/1/2029 (i)	6,100	5,982
8.63%, 2/4/2030 (a)	1,613	1,603
7.63%, 5/29/2032 (i)	4,900	4,399
9.45%, 2/4/2033 (a)	1,938	1,878
7.30%, 9/30/2033 (i)	2,500	2,129
8.50%, 1/31/2047 (i)	5,800	4,436
8.70%, 3/1/2049 (i)	2,500	1,941
8.88%, 5/29/2050 (i)	3,600	2,835
Benin Government Bond 7.96%, 2/13/2038 (a)	2,340	2,132
Commonwealth of the Bahamas 6.00%, 11/21/2028 (i)	2,400	2,321
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	4,043	3,953

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.00%, 2/22/2033 (i)	5,243	5,127
5.88%, 1/30/2060 (a)	3,545	2,917
Federal Republic of Nigeria
6.50%, 11/28/2027 (i)	4,150	4,019
6.13%, 9/28/2028 (a)	4,080	3,783
8.75%, 1/21/2031 (i)	3,800	3,662
Federative Republic of Brazil
4.75%, 1/14/2050	4,100	2,824
7.13%, 5/13/2054	6,690	6,195
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (i)	3,150	3,150
5.85%, 7/7/2030 (i)	2,500	2,338
7.38%, 10/10/2047 (i)	4,000	3,446
Hungary Government Bond 5.50%, 6/16/2034 (a)	1,640	1,588
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	5,450	5,799
Kingdom of Morocco 4.00%, 12/15/2050 (a)	2,100	1,385
Oriental Republic of Uruguay 5.44%, 2/14/2037	5,600	5,631
Republic of Colombia
10.38%, 1/28/2033	360	422
7.50%, 2/2/2034	1,491	1,479
7.75%, 11/7/2036	2,090	2,026
8.75%, 11/14/2053	7,024	6,852
Republic of Costa Rica 7.30%, 11/13/2054 (a)	3,925	4,011
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (i)	8,166	7,245
8.08%, 4/1/2036 (a)	6,350	5,985
8.25%, 1/30/2037 (a)	1,468	1,378
Republic of El Salvador 9.65%, 11/21/2054 (a)	10,925	10,898
Republic of Iraq 5.80%, 1/15/2028 (i)	1,425	1,399
Republic of Kenya 9.50%, 3/5/2036 (a)	7,034	6,415
Republic of Montenegro 7.25%, 3/12/2031 (a)	2,200	2,256
Republic of Panama 7.88%, 3/1/2057	2,034	1,979
Republic of Paraguay
5.00%, 4/15/2026 (i)	129	129
3.85%, 6/28/2033 (a)	503	449
6.00%, 2/9/2036 (a)	7,140	7,149
6.10%, 8/11/2044 (i)	1,400	1,308
5.60%, 3/13/2048 (i)	4,589	3,969
5.40%, 3/30/2050 (i)	14,281	11,997
Republic of Senegal 6.25%, 5/23/2033 (i)	3,200	2,294
Republic of South Africa
7.10%, 11/19/2036 (a)	7,049	6,824
7.30%, 4/20/2052	2,000	1,724
7.95%, 11/19/2054 (a)	6,371	5,849
Republic of Turkiye (The)
7.13%, 2/12/2032	2,400	2,348
7.63%, 5/15/2034	10,069	10,056
State of Israel Government Bond 5.75%, 3/12/2054	5,620	4,969

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (a)	6,400	6,588
Total Foreign Government Securities (Cost $212,209)		203,471
	SHARES (000)
Common Stocks — 0.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,629,209	8
MYT Holding LLC ‡ *	935	234
NMG Parent LLC ‡ *	9	232
		474
Distributors — 0.0% ^
Incora Intermediate II LLC ‡ *	113	2,250
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ * (p)	1,551	3
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity ‡ *	4	57
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	537
iHeartMedia, Inc., Class A *	127	166
		703
Oil, Gas & Consumable Fuels — 0.1%
Gulfport Energy Corp. *	39	7,462
Pharmaceuticals — 0.0% ^
Endo, Inc. *	62	1,300
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (q)	2	— (j)
NMG, Inc. ‡ *	2	223
Rite Aid ‡ *	3	—
		223
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	2,846
Total Common Stocks (Cost $13,154)		15,318
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $1,987)	2,070	2,640

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.0% (r) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $855)	855	850
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (q) (Cost $2,625)	2	— (j)
Short-Term Investments — 7.8%
Investment Companies — 7.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (s) (t) (Cost $1,788,891)	1,788,601	1,788,958
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (s) (t) (Cost $628)	628	628
Total Short-Term Investments (Cost $1,789,519)		1,789,586
Total Investments — 102.5% (Cost $24,408,841)		23,547,786
Liabilities in Excess of Other Assets — (2.5)%		(563,580)
NET ASSETS — 100.0%		22,984,206

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2025.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $13,404 or 0.06% of the Fund’s net assets as of May 31, 2025.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(h)	Defaulted security.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(j)	Value is zero.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of May 31, 2025.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	The security or a portion of this security is on loan at May 31, 2025. The total value of securities on loan at May 31, 2025 is $1.
(q)	Fund is subject to legal or contractual restrictions on the resale of the security.
(r)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,988	09/19/2025	USD	442,294	5,481
U.S. Treasury 10 Year Ultra Note	1,809	09/19/2025	USD	204,078	2,496
U.S. Treasury Long Bond	1,044	09/19/2025	USD	118,103	2,448
U.S. Treasury Ultra Bond	6,027	09/19/2025	USD	701,015	15,260
U.S. Treasury 2 Year Note	12,594	09/30/2025	USD	2,613,452	4,114
U.S. Treasury 5 Year Note	7,927	09/30/2025	USD	858,469	5,054
					34,853

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury Long Bond	(24)	09/19/2025	USD	(2,715)	(56)
U.S. Treasury Ultra Bond	(3)	09/19/2025	USD	(349)	(8)
(64)
34,789

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,248,303	$913,840	$3,162,143
Collateralized Mortgage Obligations	—	910,694	29,615	940,309
Commercial Mortgage-Backed Securities	—	2,255,669	158,746	2,414,415
Common Stocks
Broadline Retail	—	—	474	474
Distributors	—	—	2,250	2,250
Financial Services	—	—	3	3
Health Care Equipment & Supplies	—	—	57	57
Media	703	—	—	703
Oil, Gas & Consumable Fuels	7,462	—	—	7,462
Pharmaceuticals	1,300	—	—	1,300
Specialty Retail	—	—	223	223
Wireless Telecommunication Services	—	—	2,846	2,846
Total Common Stocks	9,465	—	5,853	15,318
Convertible Preferred Stocks	—	—	—(a )	—(a )
Corporate Bonds
Aerospace & Defense	—	96,757	1,892	98,649
Automobile Components	—	38,752	—	38,752
Automobiles	—	63,349	—	63,349
Banks	—	1,698,762	—	1,698,762
Beverages	—	30,918	—	30,918
Biotechnology	—	118,454	—	118,454
Broadline Retail	—	11,956	—	11,956
Building Products	—	55,855	—	55,855
Capital Markets	—	506,695	—	506,695
Chemicals	—	53,880	—	53,880
Commercial Services & Supplies	—	54,634	—	54,634
Communications Equipment	—	14,857	—	14,857
Construction & Engineering	—	23,031	—	23,031
Construction Materials	—	4,635	—	4,635
Consumer Finance	—	180,884	—	180,884
Consumer Staples Distribution & Retail	—	29,813	— (b)	29,813
Containers & Packaging	—	72,995	—	72,995
Distributors	—	12,024	—	12,024
Diversified Consumer Services	—	7,009	—	7,009
Diversified REITs	—	11,918	—	11,918
Diversified Telecommunication Services	—	158,205	—	158,205
Electric Utilities	—	613,031	—	613,031
Electrical Equipment	—	6,029	—	6,029
Electronic Equipment, Instruments & Components	—	14,407	—	14,407
Energy Equipment & Services	—	28,596	—	28,596
Entertainment	—	45,826	—	45,826

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$60,604	$10,665	$71,269
Food Products	—	156,173	—	156,173
Gas Utilities	—	13,492	—	13,492
Ground Transportation	—	81,642	—	81,642
Health Care Equipment & Supplies	—	33,766	—	33,766
Health Care Providers & Services	—	170,215	2,600	172,815
Health Care REITs	—	12,281	—	12,281
Health Care Technology	—	5,342	—	5,342
Hotel & Resort REITs	—	9,613	—	9,613
Hotels, Restaurants & Leisure	—	125,854	—	125,854
Household Durables	—	19,861	—	19,861
Household Products	—	8,344	—	8,344
Independent Power and Renewable Electricity Producers	—	43,984	—	43,984
Industrial Conglomerates	—	4,383	—	4,383
Industrial REITs	—	6,582	—	6,582
Insurance	—	61,481	—	61,481
Interactive Media & Services	—	23,180	—	23,180
IT Services	—	10,366	23,800	34,166
Leisure Products	—	3,980	—	3,980
Machinery	—	23,402	—	23,402
Marine Transportation	—	1,922	—	1,922
Media	—	210,484	—	210,484
Metals & Mining	—	86,923	—	86,923
Mortgage Real Estate Investment Trusts (REITs)	—	155,565	—	155,565
Multi-Utilities	—	104,135	—	104,135
Office REITs	—	1,473	—	1,473
Oil, Gas & Consumable Fuels	—	825,120	—	825,120
Passenger Airlines	—	26,650	—	26,650
Personal Care Products	—	10,588	—	10,588
Pharmaceuticals	—	115,807	— (b)	115,807
Real Estate Management & Development	—	594	3,150	3,744
Residential REITs	—	19,053	—	19,053
Retail REITs	—	18,020	—	18,020
Semiconductors & Semiconductor Equipment	—	72,422	—	72,422
Software	—	141,789	—	141,789
Specialized REITs	—	24,969	—	24,969
Specialty Retail	—	64,911	— (a)	64,911
Technology Hardware, Storage & Peripherals	—	27,247	—	27,247
Textiles, Apparel & Luxury Goods	—	2,788	—	2,788
Tobacco	—	128,189	—	128,189
Trading Companies & Distributors	—	38,970	—	38,970
Water Utilities	—	3,974	—	3,974
Wireless Telecommunication Services	—	44,775	—	44,775
Total Corporate Bonds	—	6,954,185	42,107	6,996,292
Foreign Government Securities	—	203,471	—	203,471
Loan Assignments
Automobile Components	—	6,377	—	6,377

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Beverages	$—	$7,618	$—	$7,618
Building Products	—	20,772	—	20,772
Chemicals	—	9,697	—	9,697
Commercial Services & Supplies	—	3,500	—	3,500
Consumer Staples Distribution & Retail	—	—	2,039	2,039
Containers & Packaging	—	4,735	—	4,735
Diversified Consumer Services	—	3,534	—	3,534
Diversified Telecommunication Services	—	4,382	—	4,382
Electrical Equipment	—	9,337	—	9,337
Financial Services	—	7,540	—	7,540
Ground Transportation	—	10,549	—	10,549
Health Care Equipment & Supplies	—	2,283	—	2,283
Health Care Providers & Services	—	17,866	—	17,866
Hotels, Restaurants & Leisure	—	3,286	—	3,286
Household Durables	—	3,513	—	3,513
Insurance	—	13,853	—	13,853
IT Services	—	7,413	—	7,413
Leisure Products	—	7,113	1	7,114
Machinery	—	5,715	—	5,715
Media	—	29,887	—	29,887
Oil, Gas & Consumable Fuels	—	12,999	—	12,999
Passenger Airlines	—	7,775	—	7,775
Personal Care Products	—	2,596	—	2,596
Pharmaceuticals	—	3,549	—	3,549
Professional Services	—	12,739	—	12,739
Semiconductors & Semiconductor Equipment	—	10,119	—	10,119
Software	—	42,159	—	42,159
Specialty Retail	—	13,832	—	13,832
Total Loan Assignments	—	284,738	2,040	286,778
Mortgage-Backed Securities	—	5,641,180	62,091	5,703,271
Municipal Bonds	—	850	—	850
Preferred Stocks	—	—	2,640	2,640
U.S. Treasury Obligations	—	2,032,713	—	2,032,713
Short-Term Investments
Investment Companies	1,788,958	—	—	1,788,958
Investment of Cash Collateral from Securities Loaned	628	—	—	628
Total Short-Term Investments	1,789,586	—	—	1,789,586
Total Investments in Securities	$1,799,051	$20,531,803	$1,216,932	$23,547,786
Appreciation in Other Financial Instruments
Futures Contracts	$34,853	$—	$—	$34,853
Depreciation in Other Financial Instruments
Futures Contracts	$(64)	$—	$—	$(64)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$34,789	$—	$—	$34,789

(a)	Value is zero.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(b)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$900,559	$—	$(4,606)	$239	$88,502	$(70,854)	$—	$—	$—	$913,840
Collateralized Mortgage Obligations	86,836	—	268	— (b)	—	(57,489)	— (b)	—	—	29,615
Commercial Mortgage-Backed Securities	110,831	—	(271)	767	14,128	(2,667)	54,171	—	(18,213)	158,746
Common Stocks	3,318	—	732	—	1,803	—	—	—	—	5,853
Convertible Preferred Stocks	1,997	—	(2,117)	—	120	—	—	—	—	— (c)
Corporate Bonds	3,692	(4,387)	4,293	32	41,746	(3,269)	—	—	—	42,107
Loan Assignments	2,015	—	(58)	41	58	(16)	—	—	—	2,040
Mortgage-Backed Securities	11,714	—	(10)	—	32,174	—	—	—	18,213	62,091
Preferred Stocks	2,712	—	(72)	—	—	—	—	—	—	2,640
Warrants	— (b)	— (b)	— (b)	—	—	—	—	—	—	—
Total	$1,123,674	$(4,387)	$(1,841)	$1,079	$178,531	$(134,295)	$54,171	$—	$—	$1,216,932

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Commercial Mortgage-Backed Securities and Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
(c)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(6,100).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$140,384	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.76% - 21.91% (9.28%)

Asset-Backed Securities	140,384
	- (b )	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Convertible Preferred Stocks	- (b )
	11	Terms of Exchange Offer	Expected Recovery	$0.00 - $0.01 ($0.01)

Common Stocks	11
	1,186	Terms of Exchange Offer	Expected Recovery	1.00% - 100.00% (26.08%)
	854	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	2,040

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Total	$142,435

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $1,074,497.The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.
As of May 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$1,622	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/3/2018	2,625	— (a)	0.0%
		$4,247	$— (a)

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$1,752,942	$2,315,503	$2,279,151	$6	$(342)	$1,788,958	1,788,601	$17,124	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.36% (a) (b)	628	—	—	—	—	628	628	7	—
Total	$1,753,570	$2,315,503	$2,279,151	$6	$(342)	$1,789,586		$17,131	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.